As filed with the Securities and Exchange Commission on November 13, 2007 Securities Act File No. 2-10685 Investment Company Act File No. 811-214

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ☒

Pre-Effective Amendment No.               ☐

Post-Effective Amendment No. 118               ☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             ☒
Amendment No.                                 ☒
(Check Appropriate Box or Boxes)

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

National Life Drive
Montpelier, Vermont 05604
(Address of Principal Executive Offices) (Zip Code)
(802) 229-7410
(Registrant’s Telephone Number, including Area Code)

Kerry A. Jung, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
New York, New York 10019
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on _____ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on _____ pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

[Sentinel Funds Logo]

Sentinel Funds

P R O S P E C T U S
Prospectus dated ___________, 2008

Class A and Class C

Sentinel Responsible Investing (SRI) Core Opportunities Fund
Sentinel Responsible Investing (SRI) Emerging Companies Fund

This prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Sentinel Funds ☐  National Life Drive ☐  Montpelier, VT 05604

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Table of Contents

What Are Each Fund’s Investment Objective And Principal Investment Strategies?

What Are Each Fund’s Principal Investment Risks?

What Are Each Fund’s Fees And Expenses?

More Information About Share Classes

How Can I Buy, Sell, Exchange And Transfer Fund Shares?

How Are The Funds Priced?

Dividends, Capital Gains and Taxes

Who Manages the Funds?

Financial Highlights

The Privacy Policy of the Sentinel Funds, Sentinel Asset Management, Inc., Sentinel Financial Services Company and Sentinel Administrative Services, Inc. is included at the back of this booklet following the prospectus.

In this prospectus, the “Funds” refers to the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund, each of which is referred to individually as a “Fund.” Sentinel Asset Management, Inc. (“Sentinel”) is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its investment objective(s).

What Are Each Fund’s Investment Objective And Principal Investment Strategies?

Each Fund has an investment objective and principal investment strategies. Investment objectives are fundamental policies, which means they may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that the objective will be achieved. In addition, if Sentinel believes it is necessary under adverse conditions to take a temporary defensive position, each Fund may depart significantly or completely from its principal investment strategies. Each of the Funds is “diversified” as defined in the Investment Company Act of 1940, as amended.

You can find additional information about the securities and investment techniques used by the Funds, including a description of each Fund’s other fundamental investment policies, in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this prospectus. All other investment strategies and policies described in the prospectus and/or Statement of Additional Information are non-fundamental policies, which means they may be changed by the Fund’s Board. You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Sidebox:
The Sentinel Responsible Investing (SRI) Core Opportunities Fund seeks long-term capital appreciation.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund  normally invests at least 65% of its net assets in stocks of large-capitalization companies based in the U.S. In this context, large-capitalization companies are companies with $8 billion or more in market capitalization. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk. The Fund favors companies that have a high degree of corporate responsibility. Sentinel looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to the following types of risks: stock market and selection, investment style, sector, general foreign securities, derivatives, not guaranteed, repurchase agreements, securities lending and temporary defensive position risks.

Sidebox:
The Sentinel Responsible Investing (SRI) Emerging Companies Fund seeks growth of capital.

The Sentinel Responsible Investing (SRI) Emerging Companies Fund normally invests at least 65% of its net assets in stocks of U.S. mid-capitalization companies, which are companies between $1 billion and $15 billion in market capitalization. The Fund tries to invest in companies with favorable growth potential, with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies that have a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have strong/leadership position within their industry.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to the following types of risks: stock market and selection, investment style, sector, stocks of smaller companies, general foreign securities, derivatives, not guaranteed, portfolio turnover, repurchase agreements, securities lending and temporary defensive position risks.

Socially Responsible Investing

The Funds employ a process of corporate, social and environmental screening that is overseen by Sentinel’s in-house social research department. Through a disciplined process, Sentinel’s social research analysts produce a detailed evaluation of corporate policies and practices. First, Sentinel’s financial analysts and portfolio managers apply a series of exclusionary screens developed by our social research analysts to a company. If a company passes the exclusionary screens, the company’s securities are eligible to be purchased by a Fund. Next, Sentinel’s social research analysts conduct a second, more in-depth qualitative screening process. If a company fails the qualitative screening process, the company’s securities are no longer eligible for investment and must be sold within 90 days of the final rejection of the company by the social research team if it is held in the Fund. As a result, the Fund may be required to sell securities based upon social, environmental or corporate reasons when it may be financially disadvantageous to do so. While no investment is ever made for social reasons alone, the Funds believe social screening provides a unique and more comprehensive view of the companies they consider for investment.

Generally, companies are eliminated from investment consideration if they:

• produce tobacco or tobacco products

• produce alcoholic beverages

• produce power from nuclear power plants or are primary suppliers for the industry

• have material interests in the manufacture of weapons or weapons-specific components

• are involved in gambling as a main line of business

• lack diversity at the level of the board of directors/senior management

The Funds favor companies that:

• publish and enforce codes of conduct and vendor standards

• promote equal opportunity, diversity and good employee relations

• are sensitive to community concerns

• seek alternatives to animal testing when not required by law

• have minimal impact on the environment and engage in proactive environmental initiatives

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above, to the Funds’ investments, at any time without shareholder approval.

Disclosure of Portfolio Securities
A description of each Fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information. Each Fund’s month-end top ten holdings are posted at www.sentinelinvestments.com under “Forms & Literature-Performance” with at least a 15-day lag.

What Are Each Fund’s Principal Investment Risks?

We cannot guarantee that any Fund’s investment objective will be achieved. You can find additional information about the investment risks of the Funds in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Principal Equity Securities Risks

Sidebox:
The Funds are principally subject to equity securities risk.

Stock Market and Selection Risk.  Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Sentinel selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Investment Style Risk. The Sentinel Responsible Investing (SRI) Core Opportunities Fund focuses on “value” stocks. The Sentinel Responsible Investing (SRI) Emerging Companies Fund focuses on both “growth” and “value” stocks, commonly called a blend style. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Value stocks may not increase in price or pay dividends, as anticipated by the Funds’ managers, or may decline in price if (1) other investors fail to recognize the company’s value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Sector Risk.  To the extent a Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risks of a particular sector, consult the Funds’ Statement of Additional Information.

Stocks of Smaller Companies Risk. The stocks of smaller companies in which the Sentinel Responsible Investing (SRI) Emerging Companies Fund may invest typically involve more risk than the stocks of larger companies. These companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Principal Foreign Securities Risks

Sidebox:
The Funds are principally subject to foreign securities risks.

General Foreign Securities Risk. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Other Principal Investment Risks

Derivatives Risk. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Illiquid Securities Risk. Smaller capitalization securities may become illiquid. The Funds will not be able to readily resell illiquid securities. The inability to sell these securities at the most opportune time may negatively affect a Fund’s net asset value.

Not Guaranteed Risk. The Funds are not guaranteed or insured by the U.S. Government. The value of each Fund’s shares is expected to fluctuate.

Portfolio Turnover Risk. An active trading approach increases the Sentinel Responsible Investing (SRI) Emerging Companies Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Repurchase Agreements Risk. If the repurchase agreement counterparty defaults on its repurchase obligation, a Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Securities Lending Risk. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as dividends and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders. Securities lending may also impact the availability of foreign tax credits, where applicable.

Sidebox:
Periodically the Funds may be less than fully invested.

Temporary Defensive Position Risk. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

The Funds are appropriate for investors who are comfortable with the risks described here. The Funds are appropriate for long-term investors who are not concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

How Has Each Fund Performed?

The following bar charts and tables provide indications of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how the Funds’ average annual returns for 1, 5 and 10 years (or since inception) compare with those of a broad measure of market performance. The bar charts show changes in each Fund’s performance for Class A shares for each calendar year over a ten-year period or for a shorter period for those Funds that have been in existence for less than ten years.

The performance of the Funds prior to ________, 2008 is based on the adjusted performance of the Standard shares of their predecessor Citizens Funds, which had different expenses but substantially similar investment risks.

Sales charges are not reflected in the bar charts. If sales charges were reflected, returns would be less than those shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

[insert calendar year total returns through December 31, 2007]

Average Annual Total Return
The tables below compare for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of each Fund, the average annual return after taxes on distributions for the Class A shares of each Fund and the average annual total return after taxes on distributions and redemption for Class A shares of each Fund. The returns for share classes with a sales charge include the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period in the case of the Class C shares. How each Fund performed in the past before and after taxes is not necessarily an indication of how that Fund will perform in the future.

After-tax returns are shown only for Class A and after-tax returns for other classes of shares will vary. After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or tax-advantaged education savings accounts, such as qualified tuition programs or Coverdell Education Savings

Accounts. As an example, the highest applicable individual federal marginal tax rates in effect for calendar year 2006 were generally 35% for ordinary income dividends (which generally include distributions of short term capital gains), and 15% for long-term capital gain distributions and qualifying dividend income. However, the historical highest rates applicable during the periods measured and used in the after-tax calculations below may be different from the highest individual marginal income tax rates for 2006.

Index returns reflect no deduction for fees, expenses or taxes.

Performance for the Funds prior to their inception on ____________, 2008 is based on the performance of the Standard shares of their predecessor Citizens Funds, which were offered without a sales load, restated to reflect the sales loads of the Class A and Class C shares, respectively. Performance does not reflect the increase in the maximum Rule 12b-1 fees for Class A. If it did, returns would be lower. Performance of Class C shares prior to _____________, 2008 has been adjusted for the higher estimated expenses of those shares.

[insert average annual total returns as of December 31, 2007; restated for Class A shares to assume a 5% max front-end load and for Class C shares restated for estimated expenses]

What Are Each Fund’s Fees And Expenses?
These tables describe the fees and expenses that you pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment):
Class A Shares:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5%
Maximum Deferred Sales Charge (Load)	None[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees[1]	1% on shares held for 15 calendar days or less
Exchange Fees	None

Class C Shares:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the purchase price or net asset value of shares being redeemed)	1%[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees[1]	1% on shares held for 15 calendar days or less
Exchange Fees	None

Annual Fund Operating Expenses (as a percentage of average net assets)

Fund	Management Fee	12b-1 Fee	Other Expenses[3]	Total Annual Operating Expenses
Sentinel Responsible Investing (SRI) Core Opportunities Fund
Class A	0.70%	0.30%	0.16%	1.16%
Class C	0.70%	1.00%	0.46%	2.16%
Sentinel Responsible Investing (SRI) Emerging Companies Fund
Class A	0.70%	0.30%	0.25%	1.25%
Class C	0.70%	1.00%	0.55%	2.25%

1 If investors redeem by wire transfer, we may assess a wire charge of $20.00. In addition, you pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

2 If shares are redeemed on or before one year after purchase.

3 Expenses have been estimated for the current fiscal year.

Examples

These examples are intended to help investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that investors invest $10,000 (actual Fund minimums may be higher) in each Fund for the time periods indicated, that investors pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that the investment has a 5% return each year. This assumption is not meant to indicate that investors will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although the actual costs may be higher or lower, based on these assumptions the costs would be as shown below.

Fund	1 year	3 years
Sentinel Responsible Investing (SRI) Core Opportunities Fund
Class A	612	850
Class C	319	676
Sentinel Responsible Investing (SRI) Emerging Companies Fund
Class A	621	877
Class C	328	703

More Information About Share Classes

The Sentinel Responsible Investing (SRI) Core Opportunities and Sentinel Responsible Investing (SRI) Emerging Companies Funds offer Class A, Class C and Class I shares.

Class I shares of the Funds are offered in a separate prospectus. In addition, information about Sentinel Funds that are not offered in this prospectus can be found in separate prospectuses.

You can compare the differences between Class A and Class C shares using the table below.

Class	Sales Charge	12b-1 Fee	Conversion Feature

A	5% maximum initial sales charge	0.30%	None

C	CDSC of 1% if redeemed in the first year.	1.00%	None

This prospectus frequently uses the term CDSC, which stands for Contingent Deferred Sales Charge. This type of charge is assessed when you redeem shares subject to a CDSC if none of the waivers described in this prospectus apply. If you do not redeem shares during the time periods in which an investment is subject to a CDSC, you will not pay this charge. CDSC schedules may change from time to time. Your shares are subject to the CDSC schedule in effect when you purchased them.

When choosing a share class, your considerations should include:

•	the amount of the investment,

•	the intended length of the investment,

•	the type of Fund you want,

•	whether you are eligible for a waiver or reduction of an initial sales charge or CDSC, and

•	whether you intend to utilize the exchange privilege.

Class A shares  have the advantage of lower ongoing distribution expenses. The disadvantage of the Class A shares is that you pay an initial sales charge. If in your circumstances the lower ongoing expenses outweigh the impact of the initial sales charge, Class A shares may be appropriate for you.

Class C shares  have the advantages of no initial sales charge and a relatively small CDSC that applies only in the first year. You pay higher ongoing distribution fees for the entire period of your investment, however. This class may be appropriate for you if the benefits of avoiding both an initial sales charge and a significant CDSC outweigh the continuing higher distribution fees. Over long periods, however, Class A shares may outperform Class C shares.

Purchase and Exchange Considerations
There is no size limit on purchases of Class A shares. The maximum purchase of Class C shares accepted is $999,999.

You should also consider that exchange privileges into other Sentinel Funds are more limited for classes other than Class A shares. In addition to exchanging into another Sentinel Fund’s Class C shares, Class C shares may be exchanged for Class A shares of the Sentinel U.S. Treasury Money Market Fund.

Broker/dealers, financial institutions, plan agents and other intermediaries (collectively, “intermediaries”) may charge additional fees in connection with transactions in Fund shares. Sentinel Financial Services Company and/or an affiliate may make payments from their own resources to intermediaries related to marketing the Funds and/or servicing Fund shareholders, which may represent a premium over payments to those intermediaries made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or Class over others offered by competing fund families. Additional information about these arrangements is available in the Funds’ Statement of Additional Information.

Class A Shares

Sidebox:
Class A shares are generally subject to a front-end sales charge.

For all purchases of Class A shares, you pay the public offering price, which includes the front-end sales charge, next computed after we receive your order. The sales charge ranges from 5.00% of the offering price (5.26% of the net amount invested) to zero. Your sales charge will depend on the size of your purchase.

Sales Charge

	Sales charge as a percentage of:

Sale Size	offering price	net amount invested	Reallowance

$0 to $24,999	5.00%	5.26%	4.50%
$25,000 to $49,999	4.50%	4.71%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.75%
$100,000 to $249,999	3.00%	3.10%	2.75%
$250,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%

In cases in which there is no sales charge because your purchase was $1,000,000 or more, the Funds’ distributor, Sentinel Financial Services Company, will pay intermediaries compensation of 1.00% for sales of up to $4,999,999. In these cases, if you redeem the shares in the first eighteen months after the purchase, a 1.00% CDSC will be imposed. For sales in excess of these amounts, Sentinel Financial Services Company will individually negotiate intermediary compensation and CDSCs. For complete redemptions of your account, any CDSC is imposed on the lower of the original cost or the current net asset value of the shares redeemed. For partial redemptions of shares, any CDSC is imposed on the original cost of the shares redeemed. If you redeem part of your shares, your redemption request will be increased by the amount of any CDSC due. If you redeem your entire account, we will deduct any CDSC due from the redemption proceeds. Sentinel Financial Services Company receives the entire amount of any CDSC paid. Also see “Waiver or Reduction of a CDSC” below. In determining whether a CDSC is payable, we will first redeem shares not subject to any charge.

Reduced Sales Charges
Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, you must advise Sentinel Administrative Services, Inc., the Funds’ transfer agent, Sentinel Financial Services Company or your financial intermediary of your eligibility at the time of purchase, and provide any necessary information about the accounts involved.

Right of Accumulation. Quantity discounts begin with investments in Class A shares of $25,000. You may qualify for quantity discounts based on the current value of all classes of shares of the Sentinel Funds (except Class I shares), taken together, that are owned by you, your spouse or your minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than you, your spouse or minor children, however, do not qualify for quantity discounts. Contact Sentinel Administrative Services, Inc. for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases. In order to receive a reduced sales charge, each time you purchase shares you should inform Sentinel Administrative Services, Inc., Sentinel Financial Services Company or your financial intermediary of any other shares owned by you, your spouse and/or your minor children. These may include shares held in personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which you are a beneficiary. Your financial adviser or other financial intermediary may request documentation, including account statements and records of the original acquisition of the shares owned by you, your spouse and/or your minor children, from you to show that you qualify for a reduced sales charge. You should retain these records because, depending on where an account is held or the type of account, the Fund, Sentinel Administrative Services, Inc. and/or your financial adviser or other financial intermediary may not be able to maintain this information.

Letter of Intent. You may use a letter of intent to obtain a reduced initial sales charge if you plan to make investments that include Class A shares, the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included. You may count purchases to be made by you, your spouse and your minor children. The letter of intent is not a binding commitment by you to complete the intended purchases. All your purchases made under the letter of intent during the period covered will be made at the reduced sales charge for your intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares you purchase under the letter of intent, and release these shares when you have completed the intended purchases. If by the end of the period covered by the letter of intent you have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify you if an additional sales charge is due. You may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then, we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to you.

Advantage Program. Employers establishing either SIMPLE-IRAs, SEP-IRAs or Section 403(b) plans investing in the Funds for which Sentinel Administrative Services, Inc. is the agent for the custodian may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current value of investments in the Funds.

Net Asset Value Purchases. You may purchase Class A shares of the Funds at net asset value if you are included in the following list:

•	current and former Directors/Trustees of the Funds and predecessors to the Funds;

•	current and retired employees and Directors of Sentinel and its affiliates, and National Life Insurance Company employee benefit plans;

•	certain employees of Keane, Inc. and DST Systems, Inc., which provide services to Sentinel, Sentinel Administrative Services, Inc. and/or Sentinel Financial Services Company;

•	registered representatives and other employees of securities dealers that have entered into a sales agreement with Sentinel Financial Services Company;

•	members of the immediate families of, or survivors of, all of these individuals;

•	non-profit organizations with which any of these persons are actively involved;

•	purchasers who are investing section 403(b) loan principal repayments;

•
former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who in those funds’ 2006 reorganization received Class A shares of the Sentinel Capital Growth Fund or Sentinel Growth Leaders Fund, as applicable. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion; or

•
former shareholders of Citizens Funds who in the 2007 reorganization received Class A shares of the applicable Sentinel Fund. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

Other Waivers of Front-end Loads.  We also waive the front-end load where purchasers demonstrate that they are included in one of the following groups:

•
investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts.

•	clients of trust companies who have entered into an agreement with Sentinel Financial Services Company under which all their clients are eligible to buy Class A shares at net asset value.

•
qualified pension, profit-sharing or other employee benefit plans whose transactions are executed through a financial institution or service organization that has entered into an agreement with Sentinel Financial Services Company to use the Funds in connection with the accounts. Sentinel Financial Services Company may pay intermediaries compensation of 1.00% for sales of the Funds under this waiver. A CDSC of 1.00%, subject to eligibility for waiver or reduction of a CDSC as outlined in this prospectus, may apply to shares redeemed within eighteen months of purchase.

•
investors investing the proceeds of a distribution from a qualified retirement plan with assets in an omnibus account holding Class A shares of the Fund where the plan record keeper has entered into an agreement with Sentinel Administrative Services, Inc.

If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note you may be charged transaction and/or other fees if you effect transactions in Fund shares through an intermediary.

Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Funds’ website at www.sentinelfunds.com.

Reinstatement. If you sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest your proceeds, you may do so within 90 days at net asset value, without paying any additional sales charge.

Distribution Plans. The Class A shares of each Fund have adopted plans under Rule 12b-1 that allow the Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to Sentinel Financial Services Company a monthly fee of up to a maximum annual rate of 0.30% of average daily net assets. Such fee reimburses Sentinel Financial Services Company for expenses actually incurred in marketing the Funds. Those expenses may include fees paid by Sentinel Financial Services Company to intermediaries up to the maximum annual rate for distribution and up to 0.25% for servicing.

The Funds do not assess a 12b-1 fee on the shares owned by National Life Insurance Company, which may result in an overall 12b-1 fee of less than the maximum for so long as National Life Insurance Company maintains its investment. In addition, the retirement plans of the National Life Insurance Company and its affiliates receive a rebate of the 12b-1 fees paid by the plans.

Class C Shares

Sidebox:
There is no initial sales charge on Class C shares, but they remain subject to higher ongoing fees for the entire investment period.

For all purchases of Class C shares, you pay the current net asset value. There is no initial sales charge. A CDSC in the amount of 1.00% of the purchase price will be imposed on Class C shares if you redeem shares during the first year after their purchase, unless you can use one of the CDSC waivers listed in this prospectus. Class C shares are subject to higher distribution fees than Class A shares.

CDSC. You will pay a CDSC if you redeem Class C shares in the first year after purchase, in the amount of 1.00% of the lower of the purchase price or the net asset value of the shares redeemed, unless a waiver applies. In determining whether a CDSC is payable, we will take redemptions first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. We will next take redemptions from the earliest purchase payment from which a redemption or exchange has not already been taken. If you redeem part of your shares, you may choose whether any CDSC due is deducted from the redemption proceeds or your redemption request is increased by the amount of any CDSC due. Sentinel Financial Services Company receives the entire amount of any CDSC paid.

Distribution Plan. The Class C shares of the Funds have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. These Funds pay to Sentinel Financial Services Company a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase, Sentinel Financial Services Company keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling intermediary. In subsequent years, the entire fee may be paid to the selling intermediary for distribution or up to 0.25% for servicing.

Exchanges. If you purchase Class C shares, you will have the ability to exchange at net asset value only for the Class C shares of other Sentinel Funds, except that you may also exchange into Class A shares of the Sentinel U.S. Treasury Money Market Fund. However, if you exchange Class C shares into Class A shares of the Sentinel U.S. Treasury Money Market Fund within one year of your purchase of the Class C shares, and then subsequently redeem the Sentinel U.S. Treasury Money Market Fund shares, you may pay a CDSC. Also, time during which you hold Class A shares of the Sentinel U.S. Treasury Money Market Fund will not count toward the one year period that must elapse before the 1% CDSC is eliminated. If you exchange Class C shares into Sentinel U.S. Treasury Money Market Fund Class A shares, you may exchange back into Class C shares at any time, but may not exchange at net asset value into Class A shares or Class B shares of any Sentinel Fund.

Payments to Intermediaries. For all sales of Class C shares, Sentinel Financial Services Company intends to make payments to selling intermediaries, at the time you purchase Class C shares, of amounts equal to 1% of the aggregate purchase amount.

No CDSC will apply to Class C share accounts owned by affiliates of Sentinel Financial Services Company if Sentinel Financial Services Company has not paid an initial commission to a selling intermediary.

Other Matters Relating to Distribution Of Fund Shares
Equity Services, Inc, an affiliate of Sentinel, receives a reallowance equal to the entire sales charge on its sales of Fund shares. As a result, it may be considered an underwriter of the Funds’ shares.

Sentinel Financial Services Company, Sentinel and/or an affiliate may pay amounts or otherwise provide items of material value out of their own resources to certain intermediaries that support the sale of the Funds or provide services to Fund shareholders. This practice may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Payments may be based on, among other things, the number or value of shares that the intermediary sells or may sell; the value of intermediary’s client assets invested in Funds; or the type and nature of services or support furnished by the intermediary. In connection with these payments, the intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Sentinel

Financial Services Company preferential or enhanced opportunities to promote the Funds. Additional information about these arrangements is available in the Funds’ Statement of Additional Information.

How Can I Buy, Sell, Exchange And Transfer Fund Shares?

Purchasing Shares
You may purchase shares at net asset value, less any applicable initial sales charge, as of the close of business on the day your instructions are received prior to the close of the New York Stock Exchange (“NYSE”) on each day it is open for business, which is usually 4:00 p.m. Eastern Time.

By Check
To purchase shares by check, make your check payable to the “Sentinel _________ Fund” or “Sentinel Funds” and mail it to:

Sentinel Administrative Services, Inc.
P.O. Box 1499
Montpelier, VT 05601-1499

To make your initial purchase by check, please also fill out an application (one is attached to this prospectus) and return the application with your check. All checks must be drawn in U.S. dollars on a U.S. bank. The Funds do not accept third-party checks, except those issued by NLV Financial Corporation and/or its subsidiaries, U.S. government agencies or institutions that meet verification requirements of the Funds’ transfer agent. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Your purchase will be effected on the date Sentinel Administrative Services, Inc. receives the check, if the check is received prior to the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time) and your purchase order is otherwise in good order (i.e., you have included a properly completed application and/or other required documentation). We may charge a fee of $25 for each check returned unpaid due to insufficient funds.

By Wire
You may purchase shares by wiring federal funds directly to the Sentinel Funds on any day when both the NYSE and Federal Reserve banks are open for business. To make your initial purchase by wire, call our toll-free number noted below and obtain an account number. You must first complete an application and return it to Sentinel Administrative Services, Inc. Your bank may charge you a fee to wire funds. Payments made by wire and received by Sentinel Administrative Services, Inc. on any business day are available to the Fund on the next business day.

As a convenience to shareholders, Sentinel Financial Services Company will, acting for the Funds without charge, ordinarily accept orders from intermediaries who have agreements with respect to the Funds for the purchase of shares.

Online
If you already have an account and have elected to do so, you may purchase shares of the Funds over the Internet by accessing the Funds’ website at www.sentinelfunds.com.

By Automatic Investment Plan
This feature affords you the opportunity to dollar-cost-average using periodic electronic funds transfer from your bank account to the Fund(s) of your choice.

By Telephone
This feature enables you to purchase Fund shares via electronic funds transfer from your bank account by phoning Sentinel Administrative Services, Inc., or accessing our automated telephone system known as “OnCall 24.”

By Facsimile
Sentinel Administrative Services, Inc. will generally accept transaction instructions in good form via facsimile from intermediaries if the intermediary has made prior arrangements with Sentinel Administrative Services, Inc. Sentinel

Administrative Services, Inc. may require the intermediary to provide indemnification and/or a signature guarantee for transactions by facsimile. Call 1-800-282-FUND (3863) for additional information and instructions regarding transacting by facsimile.

By Government Direct Deposit
You may purchase Fund shares (minimum of $50.00 per transaction) by having local, state or federal salary, Social Security, or certain veterans’, military or other payments from the Federal Government automatically deposited into your account. You may deposit as much of the payments as you elect. To enroll in Government Direct Deposit, please contact Sentinel Administrative Services, Inc.

By Payroll Savings Plan
You may purchase Fund shares automatically on a regular basis by having money withheld from your paycheck, if your employer permits this. You may have part or all of your paycheck transferred to your existing Sentinel account each pay period. To establish a Sentinel Payroll Savings Plan account, please contact Sentinel Administrative Services, Inc.

Investment Minimums

Retirement Accounts		All Other Accounts		Automatic Investment Plan[1]
Initial	Subsequent	Initial	Subsequent
$1,000	$50	$1,000	$50	$50

1 These also apply to investments through the Payroll Savings Plan.

These investment minimums apply to accounts held on the Funds’ records. Intermediaries that maintain omnibus accounts on the Funds’ records may establish different minimums for their clients holding through such omnibus accounts. In addition, the Fund may waive investment minimums to the extent such waivers are approved by the Fund’s Chief Compliance Officer and reported to the Fund Board.

Selling Shares
You may redeem shares at net asset value, less any applicable CDSC, as of the close of business on the day your instructions are received prior to the close of the NYSE on a day it is open for business, which is usually 4:00 p.m. Eastern Time.

By Mail
If your shares are held directly with the Fund, you may sell your shares by providing Sentinel Administrative Services, Inc. with the appropriate instructions by mail. Your instructions must be signed by the registered owner(s) exactly as the shares are registered. If the proceeds of the redemption exceed $100,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days, the signatures of the registered owner(s) must be guaranteed by an eligible financial institution that meets Sentinel Administrative Services, Inc.’s requirements.

For the convenience of shareholders, Sentinel Financial Services Company, acting for the Funds without charge, ordinarily accepts redemption orders from intermediaries who have sales agreements with respect to the Funds. Dealers may charge you a fee with respect to such redemption.

By Telephone
If your shares are held directly with the Fund, you may redeem up to $250,000 from your account each business day by providing instructions to do so over the telephone, by calling Sentinel Administrative Services, Inc. at 1-800-282-FUND (3863). You may request that a check made payable to the registered owners be sent to their address of record, or you may request that the proceeds be sent directly to a predesignated commercial bank account. If proceeds are wired to your bank, we will deduct a fee of $20 from the proceeds. In addition, it is possible that your bank may charge a fee for receiving wire transfers. You may request a redemption on the Funds’ automated voice response system, also limited to a maximum of $250,000.

Neither the Funds, Sentinel Financial Services Company nor Sentinel Administrative Services, Inc. is responsible for the authenticity of exchange or redemption instructions received by telephone, and they are not liable in the event of an unauthorized telephone exchange or redemption, provided that, in the case of the Funds, the Funds have followed procedures reasonably designed to prevent losses. In processing telephone exchange or redemption requests, the Funds will use reasonable procedures to confirm that telephone instructions are genuine, and if these procedures are not employed, the Funds may be liable for any resulting losses. These procedures include receiving all calls for telephone redemptions and exchanges on a recorded telephone line, and screening callers through a series of questions regarding specific account information. You may indicate on your purchase application that you do not wish to have telephone transaction privileges.

By Facsimile
Sentinel Administrative Services, Inc. will generally accept transaction instructions in good form via facsimile from intermediaries if the intermediary has made prior arrangements with Sentinel Administrative Services, Inc. Sentinel Administrative Services, Inc. may require the intermediary to provide indemnification and/or a signature guarantee for transactions by facsimile. Call 1-800-282-FUND (3863) for additional information and instructions regarding transacting by facsimile.

Online
You may redeem up to $250,000 from your account each business day by providing instructions to do so over the Funds’ website at www.sentinelfunds.com. You may request that a check made payable to the registered owners be sent to their address of record, or you may request that the proceeds be sent directly to a predesignated commercial bank account. If proceeds are wired to your bank, we will deduct a fee of $20 from the proceeds. In addition, it is possible that your bank may charge a fee for receiving wire transfers.

Neither the Funds, Sentinel Financial Services Company nor Sentinel Administrative Services, Inc. is responsible for the authenticity of exchange or redemption instructions received online, and they are not liable in the event of an unauthorized online exchange or redemption, provided that, in the case of the Funds, the Funds have followed procedures reasonably designed to prevent losses. In processing online exchange or redemption requests, the Funds will use reasonable procedures to confirm that online instructions are genuine, and if these procedures are not employed, the Funds may be liable for any resulting losses. These procedures include restricting access to the section of the website on which transaction instructions may be entered to those who enter a password selected by the shareholder.

By Systematic Withdrawal
You may arrange to receive automatic regular withdrawals from your account. Withdrawal payments generally should not be considered dividends. Withdrawals generally are treated as sales of shares and may result in a taxable gain or loss. You must reinvest dividends and capital gains distributions to use systematic withdrawals. No interest will accrue on amounts represented by uncashed checks sent under a systematic withdrawal plan.

Exchanging Shares
You may exchange shares of one Sentinel Fund for shares of the same class of another Sentinel Fund, without charge, by phoning Sentinel Administrative Services, Inc. or by providing appropriate instructions in writing to Sentinel Administrative Services, Inc. You may also set up your account to exchange automatically a specified number or dollar-value of shares in one of the Sentinel Funds into shares of the same class in another Sentinel Fund at regular intervals. Initial purchases of less than $1 million of the Short Maturity Government Fund and the Government Securities Fund must remain in the account for 90 days before they are eligible for an exchange. New purchases must remain in an account for 15 days before they can be exchanged to another Sentinel Fund (this does not apply to initial purchases into the Sentinel U.S. Treasury Money Market Fund). We may modify or terminate the exchange privilege in accordance with the rules of the SEC (the current rules require 60 days advance notice to shareholders prior to the modification or termination of the exchange privilege).

Class A Shares
If you initially buy Class A shares in the Sentinel U.S. Treasury Money Market Fund, you may not exchange into other Sentinel Funds without being treated as an initial purchaser of the other fund’s shares. Holding periods for shares which have been exchanged for the currently held shares will be included in the holding period of the current shares, except that time in the Sentinel U.S. Treasury Money Market Fund will not count toward the holding period necessary to reduce or eliminate any applicable CDSC, or to be converted into Class A shares. The normal minimum account sizes apply to new accounts opened by exchange.

Class C Shares
Class C shareholders may only exchange into Sentinel Funds that offer Class C shares, except Class C shares may be exchanged for Class A shares of the Sentinel U.S. Treasury Money Market Fund (but if the Class C shares had not been held for a year before the exchange into the Sentinel U.S. Treasury Money Market Fund, a 1.00% CDSC may apply if the Sentinel U.S. Treasury Money Market Fund shares are then redeemed). The Sentinel U.S. Treasury Money Market Fund shares may be exchanged back into Class C shares at any time.

Transfers of Ownership of Shares
When you need to change ownership of your shares or change the name on an account, a Sentinel Administrative Services, Inc. representative will assist you.

Additional Information About Buying, Selling and Exchanging Shares

Customer Identification Requirement
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Foreign Addresses
Because the Funds are not registered for sales outside of the U.S. and its territories, they cannot accept new accounts or investments into an account with a mailing address that is not within the U.S. Territories or a military address. You may hold or redeem shares from, but not purchase shares into, an account originally established with a U.S. address if your address is later changed to a foreign address, but all future dividend and capital gains distributions to such an account must be paid in cash.

Redemptions in Kind
The Funds may, at their discretion, redeem shares in kind (i.e., in securities rather than in cash).

Redemption Proceeds
If a redemption is paid by check, Sentinel Administrative Services, Inc. will normally mail you a check in payment for your shares within seven days after it receives all documents required to process the redemption. We may delay payment during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed, trading on the NYSE is restricted, or the SEC deems an emergency to exist. No interest will accrue on amounts represented by uncashed redemption checks. We may require additional documentation to redeem shares that are registered in the name of a corporation, trust, company retirement plan, agent or fiduciary, or if a shareholder is deceased. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Distributions from retirement plans may be subject to withholding by the Internal Revenue Service under the Code. In its discretion, the Funds may reinvest redemption checks that remain uncashed for more than one year.

Share Certificates
The Funds are not required to and do not expect to issue share certificates.

Telephone or Online Delays
During periods of drastic economic or market changes, it is possible that telephone or online transactions may be difficult to implement. If you experience difficulty contacting us by telephone or online, please write to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Undesignated Investments
When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we may return the money to you or we may deposit the undesignated portion or the entire amount, as applicable, into the Class A shares of the Sentinel U.S. Treasury Money Market Fund. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the Sentinel U.S. Treasury Money Market Fund, at the next net asset value calculated after we accept such direction. All transactions will be subject to any applicable sales load.

Certain Account Fees and Minimum Account Size
Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

Miscellaneous Fees
Custodial Account Fees. Custodial accounts for which Sentinel Administrative Services, Inc. is the agent for the custodian will also pay the following fees:

Annual custodial fee per social security number	$15.00
Closeout fee per account	$15.00
Transfer of assets per transaction	$25.00

A portion of these fees is paid to the custodian and a portion is paid to Sentinel Administrative Services, Inc., which provides certain services to these accounts as agent for the custodian.

Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00

Services for Employee Benefit Plans
The Funds are available through a number of intermediaries providing administrative and recordkeeping services to employer sponsored retirement plans. Please contact Sentinel Administrative Services, Inc. for a list of service providers.

Excessive Trading Policy
Excessive trading (which may be as a result of market timing) by shareholders of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a Fund to retain more cash than the Fund’s portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted a policy to deter such trading. The policy has been reviewed and approved by the Board of Directors of the Funds. Under this policy, a Fund will reject any purchase order or exchange request if the Fund has determined that an investor’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control. Certain types of regular transactions that will not be deemed by the Funds to be excessive trading for this purpose include systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Funds (e.g., periodic rebalancing to maintain an investment advisor’s asset allocations model) and pre-authorized withdrawals.

The policy applies to all shareholders. However, a Fund may not be able to determine that a specific purchase order or request for exchange or redemption, particularly an order or request made through omnibus accounts or 401(k) plans, is excessive or disruptive to the Fund. The Funds therefore make no representation that all such purchase orders or exchange requests can or will be rejected. In addition, with respect to shares held on the books of intermediaries, such as retirement plan administrators, the Funds may work with such intermediaries to implement additional procedures that the Funds determine are reasonably designed to achieve the objective of the Funds’ excessive trading policy. Where an intermediary adopts such procedures, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary’s procedures, which may differ from the procedures applied by the Funds to accounts held directly on the Funds’ books, but that are reasonably designed to achieve the same objective.

Each Fund has also adopted a redemption fee of 1.00% assessed on the redemption of shares held for 15 calendar days or less. Redemption fees may not apply to certain transactions if you or your financial intermediary make the Fund’s transfer agent aware of the circumstances and provide any requested documentation regarding such circumstances prior to your redemption, including redemptions related to death, disability or qualified domestic relations order; certain types of account transactions, such as redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, and redemptions related to payment of custodian fees; and certain types of retirement plan transactions, such as loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts or redemptions related to payment of plan fees. Certain intermediaries may not apply all of these waivers, may apply other reasonable waivers or may pay redemption fees on behalf of their clients.

How Are The Funds Priced?

Net asset value for each Fund is calculated once each business day that the NYSE is open at the close of the NYSE, usually 4:00 p.m. Eastern Time, and becomes effective immediately upon its determination. The net asset value per share of a Fund is computed by dividing the total value of the assets of the Fund, less its liabilities, by the total number of the Fund’s outstanding shares. The Funds’ investments are valued as shown below:

•	Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

•	Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

•
Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Board of Directors, determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.

•	Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

•	Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers is used.

•
Money market securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

In addition to events that occur between the close of the foreign markets and the Funds’ determination of net asset value, which potentially affect the value of foreign securities, there may occur events that are expected to materially affect the value of a Fund’s portfolio securities regardless of whether they are traded on foreign or domestic markets. Upon such events, the Fund’s Board may value such securities at their fair value. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

The Funds’ use of fair value pricing is designed to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

The Funds account for securities transactions on the next business day following a trade (trade date plus one), except that transactions may be booked on the trade date when a trade occurs on the end of a financial reporting period or, on occasion, if Sentinel believes a significant price movement may impact the Fund’s NAV.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of Class C shares, reflecting the higher daily expense accruals of Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions. Dividends and distributions will differ by the appropriate amount of the expense accrual differences between the classes.

Dividends, Capital Gains and Taxes
The Funds distribute their net investment income, if any, annually. Distributions of any net realized capital gains for a fiscal year are generally paid annually.

You may elect to receive all or any part of your dividends and/or capital gains distributions in cash, shares of your Fund, or shares of the same class of another Sentinel Fund. Unless you elect otherwise, your dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If you elect to receive distributions by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. To change the current option for payment of dividends and capital gains distributions, please call 1-800-282-3863.

You will pay tax on dividends and capital gains distributions from the Funds whether you receive them in cash, additional shares or shares of another fund. If you redeem Fund shares or exchange them for shares of another Sentinel Fund, any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent a Fund’s distributions are derived from income on debt securities and non-qualifying foreign corporations and/or short-term capital gains, its distributions will not be eligible for this reduced tax rate.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

To a limited extent, dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. It is unlikely that a credit or deduction will be available to shareholders of the Funds with respect to such taxes.

By law, your dividends of ordinary income, capital gains distributions and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current federal tax law of investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Who Manages The Funds?

Sentinel manages the Funds’ investments and their business operations under the overall supervision of the Board of Directors of Sentinel Group Funds, Inc. Sentinel has the responsibility for making all investment decisions for the Funds.

Sentinel is an indirectly wholly owned subsidiary of the National Life Holding Company. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

A discussion regarding the basis for the Board of Directors approving the Funds’ investment advisory contracts will be available in Sentinel Funds’ Annual Report for the fiscal year ended November 30, 2007.

Portfolio Managers
Sentinel’s staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. The teams may include additional portfolio managers and a number of analysts.

The following individuals are the Funds’ portfolio managers:

Mr. Kandel manages the Sentinel Responsible Investing (SRI) Emerging Companies Fund. Mr. Kandel has been associated with Sentinel since 2006. From 1994 to June 2005, Mr. Kandel was a senior portfolio manager with The Dreyfus Corporation.

Mr. Manion manages the Sentinel Responsible Investing (SRI) Core Opportunities Fund. Mr. Manion has been associated with Sentinel since 1993 and is Sentinel’s Director of Equity Research. Mr. Manion holds the Chartered Financial Analyst designation.

For the portfolio manager of each Fund, the Funds’ Statement of Additional Information provides additional information about their compensation, the other accounts they manage and their ownership of securities in the Fund.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years, or for the other applicable period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions.Per share data is calculated utilizing average daily shares outstanding. Financial highlights for the Funds prior to ______, 2008 are based on the historical financial highlights of the Standard shares of the predecessor Citizens Funds

The information provided has been audited by [     ], an independent registered public accounting firm.

[Insert Standard shares financial highlights for Citizens Value and Citizens Emerging Companies Funds from 2007 prospectus]

The Sentinel Funds
Shareholder Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost by calling 1-800-282-FUND (3863).

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account at no cost, call 1-800-282-FUND (3863).

Statement of Additional Information
The Funds’ Statement of Additional Information contains further information about the Funds, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities, and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-282-FUND (3863). Please contact your registered representative or the Funds if you have any questions.

The Funds’ Statement of Additional Information is also available at the Funds’ website at www.sentinelinvestments.com. Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room at 100 F. Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.

The Sentinel Funds
One National Life Drive
Montpelier, VT 05604

Investment Advisor	Counsel
Sentinel Asset Management, Inc.	Sidley Austin LLP
One National Life Drive	787 Seventh Avenue
Montpelier, VT 05604	New York, NY 10019

Principal Underwriter	Independent Registered Public Accounting Firm
Sentinel Financial Services Company	[Name and Address]
One National Life Drive
Montpelier, VT 05604

Transfer Agent, Shareholder Servicing Agent and Administrator	Custodian and Dividend Paying Agent
Sentinel Administrative Services, Inc.	State Street Bank & Trust Company
One National Life Drive*	801 Pennsylvania Avenue
Montpelier, VT 05604 800-282-FUND (3863)	Kansas City, MO 64105

* All mail and correspondence should be sent to:
Sentinel Administrative Services, Inc.
P.O. Box 1499
Montpelier, VT 05601-1499

Investment Company Act File No. 811- 00214.

[Sentinel Funds Logo]

Sentinel Funds

P R O S P E C T U S
Prospectus dated ___________, 2008

Class I

Sentinel Responsible Investing (SRI) Core Opportunities Fund
Sentinel Responsible Investing (SRI) Emerging Companies Fund

This prospectus contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Sentinel Funds ☐ National Life Drive ☐  Montpelier, VT 05604

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Table of Contents

What Are Each Fund’s Investment Objective And Principal Investment Strategies?

What Are Each Fund’s Principal Investment Risks?

What Are Each Fund’s Fees And Expenses?

More Information About Share Classes

How Can I Buy, Sell, Exchange And Transfer Fund Shares?

How Are The Funds Priced?

Dividends, Capital Gains and Taxes

Who Manages the Funds?

Financial Highlights

The Privacy Policy of the Sentinel Funds, Sentinel Asset Management, Inc., Sentinel Financial Services Company and Sentinel Administrative Services, Inc. is included at the back of this booklet following the prospectus.

In this prospectus, the “Funds” refers to the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund, each of which is referred to individually as a “Fund.” Sentinel Asset Management, Inc. (“Sentinel”) is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its investment objective(s).

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What Are Each Fund’s Investment Objective And Principal Investment Strategies?

Each Fund has an investment objective and principal investment strategies. Investment objectives are fundamental policies, which means they may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that the objective will be achieved. In addition, if Sentinel believes it is necessary under adverse conditions to take a temporary defensive position, each Fund may depart significantly or completely from its principal investment strategies. Each of the Funds is “diversified” as defined in the Investment Company Act of 1940, as amended.

You can find additional information about the securities and investment techniques used by the Funds, including a description of each Fund’s other fundamental investment policies, in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this prospectus. All other investment strategies and policies described in the prospectus and/or Statement of Additional Information are non-fundamental policies, which means they may be changed by the Fund’s Board. You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Sidebox:
The Sentinel Responsible Investing (SRI) Core Opportunities Fund seeks long-term capital appreciation.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund  normally invests at least 65% of its net assets in stocks of large-capitalization companies based in the U.S. In this context, large-capitalization companies are companies with $8 billion or more in market capitalization. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk. The Fund favors companies that have a high degree of corporate responsibility. Sentinel looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to the following types of risks: stock market and selection, investment style, sector, general foreign securities, derivatives, not guaranteed, repurchase agreements, securities lending and temporary defensive position risks.

Sidebox:
The Sentinel Responsible Investing (SRI) Emerging Companies Fund seeks growth of capital.
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The Sentinel Responsible Investing (SRI) Emerging Companies Fund normally invests at least 65% of its net assets in stocks of U.S. mid-capitalization companies, which are companies between $1 billion and $15 billion in market capitalization. The Fund tries to invest in companies with favorable growth potential, with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies that have a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have strong/leadership position within their industry.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

The Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to the following types of risks: stock market and selection, investment style, sector, stocks of smaller companies, general foreign securities, derivatives, not guaranteed, portfolio turnover, repurchase agreements, securities lending and temporary defensive position risks.

Socially Responsible Investing

The Funds employ a process of corporate, social and environmental screening that is overseen by Sentinel’s in-house social research department. Through a disciplined process, Sentinel’s social research analysts produce a detailed evaluation of corporate policies and practices. First, Sentinel’s financial analysts and portfolio managers apply a series of exclusionary screens developed by our social research analysts to a company. If a company passes the exclusionary screens, the company’s securities are eligible to be purchased by a Fund. Next, Sentinel’s social research analysts conduct a second, more in-depth qualitative screening process. If a company fails the qualitative screening process, the company’s securities are no longer eligible for investment and must be sold within 90 days of the final rejection of the company by the social research team if it is held in the Fund. As a result, the Fund may be required to sell securities based upon social, environmental or corporate reasons when it may be financially disadvantageous to do so. While no investment is ever made for social reasons alone, the Funds believe social screening provides a unique and more comprehensive view of the companies they consider for investment.

Generally, companies are eliminated from investment consideration if they:

• produce tobacco or tobacco products
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• produce alcoholic beverages

• produce power from nuclear power plants or are primary suppliers for the industry

• have material interests in the manufacture of weapons or weapons-specific components

• are involved in gambling as a main line of business

• lack diversity at the level of the board of directors/senior management

The Funds favor companies that:

• publish and enforce codes of conduct and vendor standards

• promote equal opportunity, diversity and good employee relations

• are sensitive to community concerns

• seek alternatives to animal testing when not required by law

• have minimal impact on the environment and engage in proactive environmental initiatives

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above, to the Funds’ investments, at any time without shareholder approval.

Disclosure of Portfolio Securities
A description of each Fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information. Each Fund’s month-end top ten holdings are posted at www.sentinelinvestments.com under “Forms & Literature-Performance” with at least a 15-day lag.

What Are Each Fund’s Principal Investment Risks?

We cannot guarantee that any Fund’s investment objective will be achieved. You can find additional information about the investment risks of the Funds in the Funds’ Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-282-FUND (3863), or by writing to Sentinel Administrative Services, Inc. at P.O. Box 1499, Montpelier, VT 05601-1499.

Principal Equity Securities Risks

Sidebox:
The Funds are principally subject to equity securities risk.

Stock Market and Selection Risk.  Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Sentinel selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Investment Style Risk. The Sentinel Responsible Investing (SRI) Core Opportunities Fund focuses on “value” stocks. The Sentinel Responsible Investing (SRI) Emerging Companies Fund focuses on both “growth” and “value” stocks, commonly called a blend style. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Value stocks may not increase in price or pay dividends, as anticipated by the Funds’ managers, or may decline in price if (1) other investors fail to recognize the company’s value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

5

Sector Risk.  To the extent a Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risks of a particular sector, consult the Funds’ Statement of Additional Information.

Stocks of Smaller Companies Risk. The stocks of smaller companies in which the Sentinel Responsible Investing (SRI) Emerging Companies Fund may invest typically involve more risk than the stocks of larger companies. These companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Principal Foreign Securities Risks

Sidebox:
The Funds are principally subject to foreign securities risks.

General Foreign Securities Risk. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Other Principal Investment Risks

Derivatives Risk. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Illiquid Securities Risk. Smaller capitalization securities may become illiquid. The Funds will not be able to readily resell illiquid securities. The inability to sell these securities at the most opportune time may negatively affect a Fund’s net asset value.

Not Guaranteed Risk. The Funds are not guaranteed or insured by the U.S. Government. The value of each Fund’s shares is expected to fluctuate.

Portfolio Turnover Risk. An active trading approach increases the Sentinel Responsible Investing (SRI) Emerging Companies Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

Repurchase Agreements Risk. If the repurchase agreement counterparty defaults on its repurchase obligation, a Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements are not

6

eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Securities Lending Risk. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as dividends and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders. Securities lending may also impact the availability of foreign tax credits, where applicable.

Sidebox:
Periodically the Funds may be less than fully invested.

Temporary Defensive Position Risk. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

The Funds are appropriate for investors who are comfortable with the risks described here. The Funds are appropriate for long-term investors who are not concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

How Has Each Fund Performed?

The following bar charts and tables provide indications of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how the Funds’ average annual returns for 1, 5 and 10 years (or since inception) compare with those of a broad measure of market performance. The bar charts show changes in each Fund’s performance for Class I shares for each calendar year over a ten-year period or for a shorter period for those Funds that have been in existence for less than ten years.

The performance of the Funds prior to _____________, 2008 is based on the adjusted performance of their predecessor Citizens Funds, which had different expenses but substantially similar investment risks.

Sales charges are not reflected in the bar charts. If sales charges were reflected, returns would be less than those shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

[insert calendar year total returns through December 31, 2007]

Average Annual Total Return
The tables below compare for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of each Fund, the average annual return after taxes on distributions for the Class I shares of each Fund and the average annual total return after taxes on distributions and redemption for Class I shares of each Fund. How each Fund performed in the past before and after taxes is not necessarily an indication of how that Fund will perform in the future.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or tax-advantaged education savings accounts, such as qualified tuition programs or Coverdell Education Savings Accounts. As an example, the highest applicable individual federal marginal tax rates in effect for calendar year 2006 were generally 35% for ordinary income dividends (which generally include distributions of short term capital gains), and 15% for long-term capital gain distributions and qualifying dividend income.

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However, the historical highest rates applicable during the periods measured and used in the after-tax calculations below may be different from the highest individual marginal income tax rates for 2006.

Index returns reflect no deduction for fees, expenses or taxes.

Performance for the Funds prior to their inception on ____________, 2008 is based on the performance of the Institutional shares of their predecessor Citizens Funds

[insert average annual total returns as of December 31, 2007]

What Are Each Fund’s Fees And Expenses?
These tables describe the fees and expenses that you pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees[1]	1% on shares held for 15 calendar days or less
Exchange Fees	None

Annual Fund Operating Expenses (as a percentage of average net assets)

Fund	Management Fee	12b-1 Fee	Other Expenses[2]	Total Annual Operating Expenses	Contractual Waivers or Reimbursements	Net Annual Operating Expenses
Sentinel Responsible Investing (SRI) Core Opportunities Fund	0.70%	None	0.11%	0.81%	0.02%	0.79%[2]
Sentinel Responsible Investing (SRI) Emerging Companies Fund	0.70%	None	0.16%	0.86%	—	0.86%

1 If investors redeem by wire transfer, we may assess a wire charge of $20.00.

2  Expenses have been estimated for the current fiscal year.

3  Sentinel has contractually agreed to limit annual operating expenses of the Sentinel Responsible Investing (SRI) Core Opportunities Fund’s Class I shares to 0.79% until January 27, 2009.

Examples

These examples are intended to help investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that investors invest $10,000 (actual Fund minimums may be higher) in each Fund for the time periods indicated, that investors pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that the investment has a 5% return each year. This assumption is not meant to indicate that investors will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although the actual costs may be higher or lower, based on these assumptions the costs would be as shown below. Note that the example amounts shown do not reflect the waivers or reimbursements.

Fund	1 year	3 years
Sentinel Responsible Investing (SRI) Core Opportunities Fund	83	259
Sentinel Responsible Investing (SRI) Emerging Companies Fund	88	274

More Information About Share Classes

The Sentinel Responsible Investing (SRI) Core Opportunities and Sentinel Responsible Investing (SRI) Emerging Companies Funds offer Class A, Class C and Class I shares.

8

Class A and Class C shares of the Funds are offered in a separate prospectus. In addition, information about Sentinel Funds that are not offered in this prospectus can be found in separate prospectuses.

How Can I Buy, Sell, Exchange And Transfer Fund Shares?

Purchasing Shares
You may purchase shares at net asset value as of the close of business on the day your instructions are received prior to the close of the New York Stock Exchange (“NYSE”) on each day it is open for business, which is usually 4:00 p.m. Eastern Time.

By Check To purchase shares by check, make your check payable to the “Sentinel _________ Fund” or “Sentinel Funds” and mail it to:
Sentinel Administrative Services, Inc.
P.O. Box 1499
Montpelier, VT 05601-1499

To make your initial purchase by check, please also fill out an application (one is attached to this prospectus) and return the application with your check. All checks must be drawn in U.S. dollars on a U.S. bank. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Your purchase will be effected on the date Sentinel Administrative Services, Inc. receives the check, if the check is received prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) and your purchase order is otherwise in good order (i.e., you have included a properly completed application and/or other required documentation). We may charge a fee of $25 for each check returned unpaid due to insufficient funds.

By Facsimile
Sentinel Administrative Services, Inc. will generally accept transaction instructions in good form via facsimile from intermediaries if the intermediary has made prior arrangements with Sentinel Administrative Services, Inc. Sentinel Administrative Services, Inc. may require the intermediary to provide indemnification and/or a signature guarantee for transactions by facsimile. Call 1-800-282-FUND (3863) for additional information and instructions regarding transacting by facsimile.

By Wire
You may purchase shares by wiring federal funds directly to the Sentinel Funds on any day when both the NYSE and Federal Reserve banks are open for business. To make your initial purchase by wire, call our toll-free number noted below and obtain an account number. You must first complete an application and return it to Sentinel Administrative Services, Inc. Your bank may charge you a fee to wire funds. Payments made by wire and received by Sentinel Administrative Services, Inc. on any business day are available to the Fund on the next business day.

By Dealer Wire
As a convenience to shareholders, Sentinel Financial Services Company will, acting for the Funds without charge, ordinarily accept orders from dealers who have sales agreements with respect to the Funds.

Eligibility Requirements and Investment Minimums
Class I shares do not charge a sales load and typically have an expense ratio that is lower than the Fund’s other classes of shares. Class I shares do not offer certain account services available to other classes, such as checkwriting, automatic investment and withdrawal plans and online account access. Class I shares are generally appropriate for investors who pay their financial intermediary other than through a sales charge (i.e., sales load and/or 12b-1 fee) and/or who do not have a need for those additional account services from the Fund. The following types of investors are eligible to purchase Class I shares:

•	Institutional investors with an initial investment of at least $1 million in Class I shares.

•	Qualified tuition programs established under Section 529 of the Internal Revenue Code.
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•	Registered investment companies.

•	Synovus Trust Company for trust accounts established on behalf of its clients.

•	Accounts that received Class I shares of a Sentinel Fund in exchange for Class A shares of a Synovus Fund in a reorganization, but only with respect to reinvested dividends and distributions.

•	Retirement and deferred compensation plans established for the benefit of the employees or agents of National Life Insurance Company and its affiliates or the Fund Board.

•	Accounts that received Class I shares of a Sentinel Fund in exchange for Institutional shares of a Citizens Fund in a reorganization.

Investment minimums apply to accounts held on the Funds’ records. Intermediaries that maintain omnibus accounts on the Funds’ records may establish different minimums for their clients holding through such omnibus accounts. In addition, the Fund may waive investment minimums to the extent such waivers are approved by the Fund’s Chief Compliance Officer and reported to the Fund Board.

Selling Shares
You may redeem shares at net asset value as of the close of business on the day your instructions are received prior to the close of the NYSE on a day it is open for business, which is usually 4:00 p.m. Eastern Time.

By Mail
You may sell your shares by providing Sentinel Administrative Services, Inc. with the appropriate instructions by mail. Your instructions must be signed by the registered owner(s) exactly as the shares are registered. If the proceeds of the redemption exceed $100,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days, the signatures of the registered owner(s) must be guaranteed by an eligible financial institution that meets Sentinel Administrative Services, Inc.’s requirements.

By Facsimile
Sentinel Administrative Services, Inc. will generally accept transaction instructions in good form via facsimile from intermediaries if the intermediary has made prior arrangements with Sentinel Administrative Services, Inc. Sentinel Administrative Services, Inc. may require the intermediary to provide indemnification and/or a signature guarantee for transactions by facsimile. Call 1-800-282-FUND (3863) for additional information and instructions regarding transacting by facsimile.

By Dealer Wire
For the convenience of shareholders, Sentinel Financial Services Company, acting for the Funds without charge, ordinarily accepts redemption orders from dealers who have sales agreements with respect to the Funds. Dealers may charge you a fee with respect to such redemption.

Exchanging Shares
You may exchange shares of one Fund for shares of the same class of another Sentinel Fund, without charge, by phoning Sentinel Administrative Services, Inc. or by providing appropriate instructions in writing to Sentinel Administrative Services, Inc. Class A shareholders of any Sentinel Fund may exchange into Class I shares of a Sentinel Fund if, at the time of the exchange, such shareholder otherwise meets the criteria set forth above. We may modify or terminate the exchange privilege in accordance with the rules of the SEC (the current rules require 60 days advance notice to shareholders prior to the modification or termination of the exchange privilege).

Transfers of Ownership of Shares
When you need to change ownership of your shares or change the name on an account, a Sentinel Administrative Services, Inc. representative will assist you.

Additional Information About Buying, Selling and Exchanging Shares
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5 million. This will allow us to manage the Fund most effectively.

Customer Identification Requirement

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Foreign Addresses
Because the Funds are not registered for sales outside of the U.S. and its territories, they cannot accept new accounts or investments into an account with a mailing address that is not within the U.S. Territories or a military address. You may hold or redeem shares from, but not purchase shares into, an account originally established with a U.S. address if your address is later changed to a foreign address, but all future dividend and capital gains distributions to such an account must be paid in cash.

Redemption Proceeds
If a redemption is paid by check, Sentinel Administrative Services, Inc. will normally mail you a check in payment for your shares within seven days after it receives all documents required to process the redemption. We may delay payment during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed, trading on the NYSE is restricted, or the SEC deems an emergency to exist. No interest will accrue on amounts represented by uncashed redemption checks. We may require additional documentation to redeem shares that are registered in the name of a corporation, trust, company retirement plan, agent or fiduciary, or if a shareholder is deceased. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date. Distributions from retirement plans may be subject to withholding by the Internal Revenue Service under the Code.

Redemptions in Kind
The Funds may, at their discretion, redeem shares in kind (i.e., in securities rather than in cash).

Share Certificates
The Funds are not required to and do not expect to issue share certificates.

Transacting Through an Intermediary
If you transact through an intermediary who holds an omnibus account on the Funds’ records, you must follow the intermediary’s procedures for transacting in the Funds. The intermediary may have different procedures, account options and/or transactional fees from those described here.

Undesignated Investments
When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we may return the money to you or we may deposit the undesignated portion or the entire amount, as applicable, into the Class A shares of the Sentinel U.S. Treasury Money Market Fund. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the Sentinel U.S. Treasury Money Market Fund, at the next net asset value calculated after we accept such direction.

Certain Account Fees and Minimum Account Size
Due to the expense of maintaining accounts with small balances, the Sentinel Funds reserve the right to liquidate and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check received for deposit	$25.00
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Excessive Trading Policy
Excessive trading (which may be as a result of market timing) by shareholders of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a Fund to retain more cash than the Fund’s portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted a policy to deter such trading. The policy has been reviewed and approved by the Board of Directors. Under this policy, a Fund will reject any purchase order or exchange request if the Fund has determined that an investor’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control. Certain types of regular transactions that will not be deemed by the Funds to be excessive trading for this purpose include systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Funds (e.g., periodic rebalancing to maintain an investment advisor’s asset allocations model) and pre-authorized withdrawals.

The policy applies to all shareholders. However, a Fund may not be able to determine that a specific purchase order or request for exchange or redemption, particularly an order or request made through omnibus accounts or 401(k) plans, is excessive or disruptive to the Fund. The Funds therefore make no representation that all such purchase orders or exchange requests can or will be rejected. In addition, with respect to shares held on the books of intermediaries, such as retirement plan administrators, the Funds may work with such intermediaries to implement additional procedures that the Funds determine are reasonably designed to achieve the objective of the Funds’ excessive trading policy. Where an intermediary adopts such procedures, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary’s procedures, which may differ from the procedures applied by the Funds to accounts held directly on the Funds’ books, but that are reasonably designed to achieve the same objective.

Each Fund has also adopted a redemption fee of 1.00% assessed on the redemption of shares held for 15 calendar days or less. Redemption fees may not apply to certain transactions if you or your financial intermediary make Sentinel Administrative Services, Inc. aware of the circumstances and provide any requested documentation regarding such circumstances prior to your redemption, including redemptions related to death, disability or qualified domestic relations order; certain types of account transactions, such as redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, and redemptions related to payment of custodian fees; and certain types of retirement plan transactions, such as loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts or redemptions related to payment of plan fees. Certain intermediaries may not apply all of these waivers, may apply other reasonable waivers or may pay redemption fees on behalf of their clients.

How Are The Funds Priced?

Net asset value for each Fund is calculated once each business day that the NYSE is open at the close of the NYSE, usually 4:00 p.m. Eastern Time, and becomes effective immediately upon its determination. The net asset value per share of a Fund is computed by dividing the total value of the assets of the Fund, less its liabilities, by the total number of the Fund’s outstanding shares. The Funds’ investments are valued as shown below:

•	Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

•	Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

•
Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Board of Directors, determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.

•	Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
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•	Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers is used.

•
Money market securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

In addition to events that occur between the close of the foreign markets and the Funds’ determination of net asset value, which potentially affect the value of foreign securities, there may occur events that are expected to materially affect the value of a Fund’s portfolio securities regardless of whether they are traded on foreign or domestic markets. Upon such events, the Fund’s Board may value such securities at their fair value. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

The Funds’ use of fair value pricing is designed to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

The Funds account for securities transactions on the next business day following a trade (trade date plus one), except that transactions may be booked on the trade date when a trade occurs on the end of a financial reporting period or, on occasion, if Sentinel believes a significant price movement may impact the Fund’s NAV.

Dividends and distributions will differ by the appropriate amount of the expense accrual differences between the classes.

Dividends, Capital Gains and Taxes
The Funds distribute their net investment income, if any, annually. Distributions of any net realized capital gains for a fiscal year are generally paid annually.

You may elect to receive all or any part of your dividends and/or capital gains distributions in cash, shares of your Fund, or shares of the same class of another Sentinel Fund. Unless you elect otherwise, your dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If you elect to receive distributions by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. To change the current option for payment of dividends and capital gains distributions, please call 1-800-282-3863.

You will pay tax on dividends and capital gains distributions from the Funds whether you receive them in cash, additional shares or shares of another fund. If you redeem Fund shares or exchange them for shares of another Sentinel Fund, any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent a Fund’s distributions are derived from income on debt securities and non-qualifying foreign corporations and/or short-term capital gains, its distributions will not be eligible for this reduced tax rate.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

To a limited extent, dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or

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eliminate these taxes. It is unlikely that a credit or deduction will be available to shareholders of the Funds with respect to such taxes.

By law, your dividends of ordinary income, capital gains distributions and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current federal tax law of investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Who Manages The Funds?

Sentinel manages the Funds’ investments and their business operations under the overall supervision of the Board of Directors of Sentinel Group Funds, Inc. Sentinel has the responsibility for making all investment decisions for the Funds.

Sentinel is an indirectly wholly owned subsidiary of the National Life Holding Company. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

A discussion regarding the basis for the Board of Directors approving the Funds’ investment advisory contracts will be available in Sentinel Funds’ Annual Report for the fiscal year ended November 30, 2007.

Portfolio Managers
Sentinel’s staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. The teams may include additional portfolio managers and a number of analysts.

The following individuals are the Funds’ portfolio managers:

Mr. Kandel manages the Sentinel Responsible Investing (SRI) Emerging Companies Fund. Mr. Kandel has been associated with Sentinel since 2006. From 1994 to June 2005, Mr. Kandel was a senior portfolio manager with The Dreyfus Corporation.

Mr. Manion manages the Sentinel Responsible Investing (SRI) Core Opportunities Fund. Mr. Manion has been associated with Sentinel since 1993 and is Sentinel’s Director of Equity Research. Mr. Manion holds the Chartered Financial Analyst designation.

For the portfolio manager of each Fund, the Funds’ Statement of Additional Information provides additional information about their compensation, the other accounts they manage and their ownership of securities in the Fund.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years, or for the other applicable period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding. Financial highlights for the Funds prior to ______, 2008 are based on the historical financial highlights of the Institutional shares of the predecessor Citizens Funds

The information provided has been audited by [     ], an independent registered public accounting firm.

[Insert Institutional shares financial highlights for Citizens Value and Citizens Emerging Companies Funds from 2007 prospectus]

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The Sentinel Funds
Shareholder Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost by calling 1-800-282-FUND (3863).

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account at no cost, call 1-800-282-FUND (3863).

Statement of Additional Information
The Funds’ Statement of Additional Information contains further information about the Funds, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities, and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-282-FUND (3863). Please contact your registered representative or the Funds if you have any questions.

The Funds’ Statement of Additional Information is also available at the Funds’ website at www.sentinelinvestments.com. Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room at 100 F. Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.

The Sentinel Funds
One National Life Drive
Montpelier, VT 05604

Investment Advisor	Counsel
Sentinel Asset Management, Inc.	Sidley Austin LLP
One National Life Drive	787 Seventh Avenue
Montpelier, VT 05604	New York, NY 10019

Principal Underwriter	Independent Registered Public Accounting Firm
Sentinel Financial Services Company	[Name and Address]
One National Life Drive
Montpelier, VT 05604

Transfer Agent, Shareholder Servicing Agent and Administrator	Custodian and Dividend Paying Agent
Sentinel Administrative Services, Inc.	State Street Bank & Trust Company
One National Life Drive*	801 Pennsylvania Avenue
Montpelier, VT 05604 800-282-FUND (3863)	Kansas City, MO 64105
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* All mail and correspondence should be sent to:
Sentinel Administrative Services, Inc.
P.O. Box 1499
Montpelier, VT 05601-1499

Investment Company Act File No. 811- 00214.

17

STATEMENT OF ADDITIONAL INFORMATION

_________, 2008

THE SENTINEL FUNDS National Life Drive Montpelier, Vermont 05604 (800) 282-FUND (3863)

Sentinel Responsible Investing (SRI) Core Opportunities Fund
Sentinel Responsible Investing (SRI) Emerging Companies Fund

Sentinel Group Funds, Inc. (“Company”) is a managed, open-end investment company, which continuously offers its shares to investors. The Company consists of several separate and distinct funds. This Statement of Additional Information pertains to the funds of the Company listed above (referred to hereinafter collectively as the “Funds”, and individually as a “Fund”). Each of the Funds is diversified. Each Fund has different investment objectives and risk characteristics.

Sentinel Asset Management, Inc. (“Advisor”) acts as the investment advisor to the Funds. Shares of the Funds are distributed by Sentinel Financial Services Company (“SFSC”). Both the Advisor and SFSC are indirectly wholly owned subsidiaries of National Life Holding Company.

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. The Prospectuses, which have been filed with the Securities and Exchange Commission (“SEC”), can be obtained upon request and without charge by writing to the Funds at the above address, or by calling 1-800-282-FUND (3863). The financial statements of the Funds’ predecessors dated June 30, 2007 have been incorporated by reference into this Statement of Additional Information. The Annual and Semi-Annual Reports of the Funds’ predecessors can be obtained in the same way as the Prospectuses of the Funds. This Statement of Additional Information has been incorporated by reference into the Funds’ Prospectuses.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

2

THE FUNDS

Originally incorporated in the State of Delaware on December 5, 1933 as Group Securities, Inc., the Company became a Maryland corporation on February 28, 1973. On November 30, 1973, the Company’s name was changed to USLIFE Funds, Inc. On September 30, 1976, the Company’s name was changed to Sentinel Group Funds, Inc.

On March 31, 1978, Sentinel Bond Fund, Inc. (formerly Sentinel Income Fund, Inc.) and Sentinel Growth Fund, Inc., both managed, open-end, diversified investment companies incorporated in Maryland on October 24, 1968, were merged into the Company as separate classes of stock. On March 27, 1986, the Board of Directors of the Company (“Board” or “Directors”) created, as a new class of stock of the Company, the Government Securities Fund. The Board created the Tax-Free Income Fund as a new class of the Company’s stock on June 14, 1990.

On March 1, 1993, the Company completed the acquisition of substantially all of the assets of eight ProvidentMutual Funds, and Sentinel Cash Management Fund, Inc. (“SCMF”), in exchange solely for common stock of the corresponding Funds of the Company that acquired such assets. In order to facilitate the acquisitions, on August 13, 1992 the Board authorized the creation of three new classes of stock of the Company, namely, the Small Company, International Equity and U.S. Treasury Money Market Funds. From March 1, 1993 to March 29, 1994, the Small Company Fund’s name was Sentinel Aggressive Growth Fund, and from March 29, 1994 to March 31, 1997, the Small Company Fund’s name was Sentinel Emerging Growth Fund. Prior to July 1, 2002, the International Equity Fund’s name was the Sentinel World Fund. Prior to March 31, 1999, the Mid Cap Growth Fund’s name was Sentinel Growth Fund. Also on March 1, 1993, the Investment Advisory Agreement between the Company and Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company (“National Life”), and the Distribution Agreement between the Company and Equity Services, Inc. (“ESI”), also an indirect wholly-owned subsidiary of National Life, terminated, and were replaced by the advisory and distribution arrangements with the Advisor and SFSC, respectively.

On March 27, 1995, the Company completed the acquisition of substantially all of the assets of seven funds of The Independence Capital Group of Funds, Inc., in exchange solely for common stock of the corresponding Funds of the Company that acquired such assets. In order to facilitate the acquisitions, on December 15, 1994, the Board authorized the creation of two new classes of stock of the Company, namely, the New York Tax-Free Income and Short Maturity Government Funds. From March 27, 1995 to February 3, 1997, the Short Maturity Government Fund’s name was Sentinel Short-Intermediate Government Fund.

On March 14, 1997, the Board authorized the creation of the High Yield Bond Fund as a new series of the Company. On June 10, 1999, the Board authorized the creation of the Growth Index Fund as a new series of the Company. On December 9, 1999, the Board authorized the creation of the Sentinel Capital Opportunity Fund as a new series of the Company. Prior to September 23, 2005, the Sentinel Capital Opportunity Fund’s name was the Sentinel Flex Cap Opportunity Fund. On December 12, 2002, the Board authorized the creation of the Conservative Allocation Fund as a new series of the Company. Prior to November 1, 2006, the Conservative Allocation Fund’s name was Sentinel Capital Markets Income Fund. On December 11, 2003, the Board authorized the creation of the Core Mid Cap Fund as a new series of the Company.

Effective at the close of the market on September 23, 2005, the Bond, Core Mid Cap and Growth Index Funds reorganized into the Government Securities Fund, the Mid Cap Growth Fund and the Sentinel Capital Opportunity Fund, respectively.

On November 14, 2005, the Board authorized the creation of the Capital Growth Fund and Growth Leaders Fund as new series of the Company. As of March 17, 2006, the Bramwell Growth and Bramwell Focus Funds, each series of The Bramwell Funds, Inc., reorganized into the Capital Growth Fund and Growth Leaders Funds, respectively.

Effective as of the close of the market on October 27, 2006, the Tax-Free Fund and the New York Tax-Free Income Fund were reorganized into unaffiliated funds.

As of March 30, 2007, the Sentinel Capital Opportunity Fund reorganized into the Capital Growth Fund.

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On December 7, 2006, the Board authorized the creation of the Mid Cap Value Fund and the Georgia Municipal Bond Fund as new series of the Company. As of May 4, 2007, the Synovus Georgia Municipal Bond and Synovus Mid Cap Value Funds, each series of The Adviser’s Inner Circle Fund, reorganized in to the Georgia Municipal Bond and Mid Cap Value Funds, respectively.

On June 7, 2007, the Board authorized the creation of the Sentinel Small-Mid Cap Growth Fund.

On October 12, 2007, the Board authorized the creation of the Sentinel Responsible Investment (SRI) Core Opportunities Fund and the Sentinel Responsible Investment (SRI) Emerging Companies Fund. On _________, 2008, the Citizens Core Growth Fund and Citizens Value Fund, each a series of Citizens Funds, reorganized into the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Citizens Emerging Growth Fund and Citizens Small Cap Core Growth Fund, also series of Citizens Funds, reorganized into the Sentinel Responsible Investing (SRI) Emerging Companies Fund.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies may not be changed without the approval of a majority of the outstanding shares. A vote of a majority of the outstanding shares for this purpose means the affirmative vote of the lesser of (1) 67% of shares present if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.

Each Fund’s principal investment objective is a fundamental investment policy and the additional fundamental investment policies are listed below. Each Fund may not:

•
Borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities;

•	Purchase securities on margin;

•	Deal in real estate;

•	Act as an underwriter of securities issued by others;

•	Purchase from or sell to any officer, director or employee of the Corporation, the Advisor, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

•	Invest in oil, gas or other mineral exploration or development programs or leases;

•
Invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

•	Invest for the purposes of exercising control or management; or

•	Make short sales of securities.

Each Fund also:

•	May not invest more than 25% of its assets in securities of companies within a single industry;

•	May not make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act of 1940 (“1940 Act”);

•	May not invest more than 15% of its net assets in illiquid securities; and

•	May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

For purposes of the Funds’ fundamental policy, “industry” is based on the Standard & Poor’s and Morgan Stanley Capital International’s Global Industry Classification Standards (“GICS”). Holdings in pooled investment vehicles, such as exchange-traded funds, or other securities that are not classified by GICS will be classified as the Advisor deems reasonable based on the primary characteristics of the security.

NON-FUNDAMENTAL INVESTMENT POLICIES

Non-fundamental investment policies are established and may be changed by the Board. The following are the Funds’ non-fundamental investment policies.

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To the extent a Fund invests in these derivatives, it will observe the following limitations:

•	It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

•	It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.

•	It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.

•
It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund’s exposure to the market or sector covered by such index option or future.

•
It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund’s portfolio.

•
It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.

•
It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.

•
When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

•
When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty so that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

In addition, to comply with Subchapter M of the Code, at least 50% of each Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of such Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of such Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or SEC staff interpretations.

Each Fund may not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

Each Fund may not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and it can do so without registering as a commodity pool operator under the Commodity Exchange Act.

Each Fund may not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits each Fund from issuing senior securities. For example, a Fund may borrow from any bank if the Fund maintains an asset coverage of at least 300% in aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within

5

three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

In addition, each Fund:

•
May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant; and

•	May not invest more than 25% of its net assets in repurchase agreements.

Fundamental and non-fundamental investment policies are considered at the time that portfolio securities are purchased. If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Derivative Transactions

General. The Funds may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on equity securities and indices of equity securities, (b) futures contracts on indices of equity securities, and (c) other securities that replicate the performance of specific “baskets” of stocks.

Each of these Funds may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund’s turnover rate.

No Fund may purchase or sell derivative instruments if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the total assets of such Fund.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, and indexes of securities prices. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of

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purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

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The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Each Fund will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time, even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions also could be impaired.

Swaps. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-

8

income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counterparty to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Commodity Pool Operator. The use of derivative instruments is subject to applicable regulations of the Commodity Futures Trading Commission (“CFTC”). The Funds have filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation by the CFTC as a commodity pool operator under the CEA.

Asset Coverage for Futures Contracts and Options. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Additional Risk Factors of OTC Transactions. Derivatives traded in OTC markets, including swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.

Exchange-Traded Funds . Exchange-traded funds (“ETF”) represent shares of ownership in mutual funds or unit investment trusts (“UIT”) that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value (“NAV”). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics

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of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable.

Foreign Securities. Foreign securities are typically subject to different taxation, regulation, trading volume and currency controls than U.S. securities, as well as the possibility of expropriation and lack of uniform accounting and reporting standards. While there may be investment opportunities in foreign securities, there also may be investment risks not usually associated with U.S. securities.

Foreign securities investments may be affected by changes in currency, rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than commissions in the United States. Foreign securities markets may also be less liquid, more volatile and subject to less government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign bank or a foreign branch of a domestic bank.

ADRs and ADSs are traded in U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

Illiquid Securities. Each of the Funds may invest up to 15% of its net assets in illiquid securities. In promulgating Rule 144A under the Securities Act of 1933 (“Securities Act”), the SEC stated that although the ultimate responsibility for liquidity determinations rests with a fund’s board of directors, the board may delegate the day-to-day function of determining liquidity to the investment advisor provided the board retains sufficient oversight. The Board will consider the adoption of policies and procedures for the Funds for the purpose of determining whether certain securities in which a Fund proposes to invest are liquid or illiquid and will consider guidelines under these policies and procedures pursuant to which the Advisor will make these determinations on an ongoing basis. In making these determinations, consideration will be given to, among other things, the frequency of trades and quotes for the investment, the number of dealers willing to sell the investment and the number of potential purchasers, dealer undertakings to make a market in the investment, the nature of the investment, the time needed to dispose of the investment, the method of soliciting offers, and the mechanics of transfer. The Board will review periodically purchases and sales of such securities by the Funds.

To the extent that liquid Rule 144A Securities or corporate loans or other securities in which the Funds invest become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the Advisor, under the supervision of the Board, will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests. If institutional trading in restricted securities were to decline to limited levels, the liquidity of these Funds could be adversely affected.

If an investment becomes illiquid, the affected Fund’s Advisor will determine the best course of action to permit the Fund to realize maximum value, which could include, among other possibilities, continuing to hold or seeking a private sale.

Initial Public Offerings . From time to time, the Advisor may invest for a client, including the Funds, in securities being offered in an initial or secondary public offering (“IPO”), if the Advisor believes the investment is appropriate and desirable for that client. In making this judgment, the Advisor may consider, among other things, the client’s investment objectives, restrictions and tax circumstances; the client’s tolerance for risk and high portfolio turnover; the nature, size and investment merits of the IPO; the size of the client’s account, cash availability, other holdings, asset allocation and other current or expected competing investment opportunities that may be available for the account; if the Advisor contemplates holding the investment for the client’s account, as opposed to immediately

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selling it, whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction, custodial and other costs to the client in making the investment. The Advisor also may consider the number and nature of the account’s past participation in IPOs and any indicators of the client’s contribution to the availability of the particular investment opportunity or IPO investment opportunities generally, including the amount of brokerage commissions and underwriter compensation generated by the client account. After weighing these and other relevant factors, the Advisor may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made may be in amounts that are not equal or proportionate to the participating account’s asset size. The Advisor may make different investment decisions for different clients about the same IPO.

A Fund or other client’s access to profitable IPOs may be limited. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies. In addition, when a Fund or other client account is small, profitable IPOs may greatly increase the Fund or account’s total return, but the same level of performance is not likely to be achieved when an account grows larger.

“Hot issues” are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for “hot issues” exceeds the supply, and the amount of any “hot issue” IPO made available to an investment manager like the Advisor is usually limited. In addition, IPO underwriters tend to offer “hot issues” on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm.

Repurchase Agreements. Each of the Funds, to a limited extent, may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government Securities”) and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of the Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.

Sector Concentration. From time to time, a Fund may invest substantially in a particular sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time.

Consumer Cyclicals. Companies in this sector are subject to changing levels of consumer confidence and spending, changes in demographics and consumer tastes, and interest rate levels.

Consumer Staples.  This sector is subject to government regulations regarding food additives and production methods. In addition, tobacco companies may be adversely affected by legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy.  The securities of energy companies are subject to changes in value and dividend yield that depend to a large extent on the price and supply of energy fuels. Swift price and supply fluctuations of energy fuels may be caused by events relating to international politics, energy conservation, the success of exploration projects, currency exchange rate fluctuations, and tax and other regulatory policies of various governments.

Financials. Companies in the financial sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when

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interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Healthcare. Companies in the healthcare sector are subject to patent considerations, regulatory approval of products and other government regulation, and rapid obsolescence of their products and services.

Industrial.  Companies in the industrial sector are affected by supply and demand for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will affect the performance of these companies. Transportation stocks, in particular, are cyclical and have occasional sharp price movements from changes in the economy, fuel prices, labor agreements and insurance costs.

Materials.  Companies in the materials sector may be affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. Other risks may include liability for environmental damage, depletion of resources, and safety and pollution control laws. This sector may also be affected by capital spending, profitability, interest rates, economic cycles, technological advances, labor relations, and government regulations.

Technology. The value of companies in the technology sector is subject to rapidly changing technology, government regulation, and relatively high risks of obsolescence caused by scientific and technological advances. Smaller companies in this sector face greater risk of business failure. Also, the securities of these companies generally have higher price/earning (P/E) ratios than the general stock market. The higher the P/E, the more earnings growth investors are expecting. However, stocks with a higher P/E are considered riskier than stocks with a lower P/E, lower growth, and proven earnings.

Utilities.  Utility companies are at risk for increases in fuel and other operating costs; the cost of borrowing to finance capital construction; restrictions on operations, costs and delays in connection with environmental and nuclear safety regulations; and problems obtaining natural gas for resale or fuel for generating electricity. Other risks include those related to the power plants construction and operation; energy conservation efforts and regulatory changes.

Securities Lending Program. In a securities lending program, Funds  may lend securities to broker-dealers and other institutional borrowers that meet credit requirements and other criteria. Typically, the criteria include that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent pays to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will generally consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund retains the authority to terminate a securities loan. The Fund pays reasonable administrative and custodial fees in connection with each securities loan, and a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund receives from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan (“substitute payments”). Substitute payments are not to be treated as either dividends or interest received with respect to the underlying securities lent for federal income tax purposes. The Fund retains certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund’s best interest. The cash collateral received from each borrower will be invested by the securities lending agent in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent or the Fund’s custodian, subject to compliance with all applicable laws, regulations and orders.

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MANAGEMENT OF THE FUNDS

The officers of the Company run the day-to-day operations of the Funds under the supervision of the Board, which consists of ten Directors. The Advisor, under agreements with the Company, supervises and assists in the management of the Funds and the purchase and sale of securities.

During the fiscal year ended November 30, 2006, the Audit, Compliance and Pricing Committee (“Audit Committee”) of the Board, which is comprised of four Directors who are not deemed “interested persons”, as defined in the 1940 Act (“Independent Directors”), held six meetings. The Audit Committee reviews reports by management and the independent auditor relating to the integrity of the Funds’ financial reporting process and their internal controls, and, as appropriate, the internal controls of certain service companies; is directly responsible for the appointment, compensation, retention and oversight of the Funds’ independent auditor; oversees the quality, clarity and objectivity of the Funds’ financial statements and the independent audit thereof; provides an avenue of communication among the Board, management, and the independent auditor; acts as a liaison between the Board and the Chief Compliance Officer of the Funds (“CCO”), and monitors the performance by the CCO of the CCO’s responsibilities under the procedures approved by the Board pursuant to Rule 38a-1 under the 1940 Act; oversees the procedures utilized for the valuation of portfolio securities owned by the Funds; and oversees the conflicts review process. The Board has adopted a written charter for the Audit Committee of the Board.

The Governance, Contracts and Nominating Committee (“Governance Committee”) of the Board held four meetings during the fiscal year ended November 30, 2006. With respect to governance matters, the Governance Committee reviews board governance practices and procedures, board committee assignments and responsibilities, director compensation and director self-assessment. With respect to nominations of independent directors, the Governance Committee reviews the composition of the Board, considers nominations for independent director membership on the Board and evaluates candidates’ qualifications for Board membership and their independence from the Funds’ investment advisors and other principal service providers. When considering nominations, the Committee may consider referrals from a variety of sources, including current directors, management of the Funds, the Funds’ legal counsel and shareholders who submit nominations in accordance with any procedures specified in the Funds’ communications to shareholders. In its evaluation of potential nominees, the Governance Committee may consider such factors as it deems appropriate, including the contribution that the person can make to the Board, with consideration being given to the person’s business and professional experience, the specific financial, technical or other expertise possessed by the person and the person’s reputation for high ethical standards and personal and professional integrity. Independent director nominee recommendations from shareholders should be sent to the Secretary of the Company. With respect to contract matters, the Governance Committee requests information regarding, and evaluates the terms of, the advisory agreements, administrative services agreements, distribution agreements and related distribution plans pursuant to Rule 12b-1 relating to the Funds; monitors the performance of advisors to the Funds, the distributor, and the administrative services providers.

Biographical Information. The Independent Directors are listed below together with information regarding their age, address and business experience during the past five years. Each of the Directors oversees all of the funds that make up Sentinel Group Funds, Inc. Each Director serves until his or her successor is elected and qualified, until the next regular meeting of the Board after such Director attains the age of 72 or until his or her death, resignation, or removal as provided in the Funds’ governing documents or by statute.

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Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

John D. Feerick (70) 140 West 62nd Street New York, NY 10023	Director, since 1984	Fordham University School of Law – Professor of Law since 1982; Dean, from 1982 to 2002; NYS Commission on Judicial Elections, since 2003; Special Master of Family Homelessness in NYC – from 2003 to 2005; Judicial Referee on School Funding – 2004 to 2005; American Arbitration Association, past Chairman of the Board	Wyeth (a pharmaceutical company) – Director, since 1987; Group Health Incorporated - Director, since 1999; American Irish Historical Society (Executive Committee), since 2002; Archdiocese of New York (Charter Committee since 2002 and Realignment Committee since 2005)

Keniston P. Merrill (70) National Life Drive Montpelier, VT 05604	Director, since 1987; Chair, 1990-1997	Retired – Formerly Advisor Chair and Chief Executive Officer	Mary Hitchcock Memorial Hospital – Trustee, 1995 – 2005; Dartmouth Hitchcock Alliance – Trustee, 1995 – 2005

Deborah G. Miller (57) National Life Drive Montpelier, VT 05604	Director, since 1995	Enterprise Catalyst Group (a management consulting firm ) - Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) - Chief Executive Officer, from 2005 until 2007; iCEO LLC (an employment agency ) – Chief Executive Officer 2000 to 2003	Libby Glass – Director, since 2003; Wittenberg University – Director since 1998

John Raisian, Ph.D. (57) Hoover Institution Stanford University Serra and Galvez Streets Stanford, CA 94305-6010	Director, since 1996	Hoover Institution at Stanford University – Economist, since 1986

Nancy L. Rose (48) National Life Drive Montpelier, VT 05604	Director, since 2003	Massachusetts Institute of Technology – Professor of Economics, since 1985; National Bureau of Economic Research – Director of Industrial Organization Research Program, since 1990	CRA International, Inc. (a consulting firm) – Director, since 2004

Richard H. Showalter (59) National Life Drive Montpelier, VT 05604	Director, since 2003; Lead Independent Director since 2005	Dartmouth-Hitchcock Alliance and Mary Hitchcock Memorial Hospital – Senior Vice President and Chief Financial Officer, since 1985;
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Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

Dartmouth-Hitchcock Clinic – Senior Vice President and Chief Financial Officer, since 1999; Dartmouth-Hitchcock Medical Center – Treasurer, since 1995

Susan M. Sterne (61) 5 Glen Court Greenwich, CT 06830	Director, since 1990; Audit, Compliance and Pricing Committee Chair, since 2007	Economic Analysis Associates, Inc. – President, since 1979

Angela E. Vallot (50) 370 Riverside Drive, Apt. 15E New York, NY 10025	Director, since 1996; Governance, Contracts & Nominating Committee Chair, since 2004	Vallot Consultants – President, since 2004; Colgate-Palmolive Company (a consumer products company ) – Vice President - 2001 to 2003; Texaco, Inc. (an integrated energy company ) – Director of Diversity, 1997 to 2001

Certain biographical and other information relating to the Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below. Mr. MacLeay and Mr. Thwaites oversee all of series of Sentinel Group Funds, Inc. Each Director serves until his or her successor is elected and qualified, or until his or her death, resignation, or removal as provided in the Funds’ governing documents or by statute. Each elected officer is elected by, and serves at the pleasure of, the Board.

Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

Thomas H. MacLeay (57) National Life Drive Montpelier, VT 05604	Chair, since 2003; Chief Executive Officer 2003-2005	National Life Holding Company (a mutual insurance company) and National Life - Chairman of the Board, President and Chief Executive Officer, since 2002; President and Chief Operating Officer, 1996 to 2001; Sentinel Variable Products Trust - Chairman, since 2004; Chief Executive Officer, 2004 to 2005	Sentinel Variable Products Trust (7)
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Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

Christian W. Thwaites (49) National Life Drive Montpelier, VT 05604	President, Chief Executive Officer and Director, since 2005	Advisor - President & Chief Executive Officer, since 2005; National Life - Executive Vice President, since 2005; Sentinel Variable Products Trust - President and Chief Executive Officer, since 2005; Sentinel Financial Services Company (“SFSC”) – Chief Executive Officer since 2005, President 2005 to 2006; Sentinel Administrative Services, Inc. (“SASI”) – President & Chief Executive Officer since 2005; Sentinel Advisors Company (“SAC”) and Sentinel Administrative Services Company (“SASC”) – President & Chief Executive Officer 2005 to 2006; Skandia Global Funds - Chief Executive Officer, 1996 to 2004	None

Thomas P. Malone (51) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997; Assistant Vice President, 1990 to 1997	SASI– Vice President, since 2006; Sentinel Variable Products Trust – Vice President and Treasurer, since 2000; SASC – Vice President 1998 to 2006	N/A

John K. Landy (47) National Life Drive Montpelier, Vermont 05604	Vice President, since 2002	SASI- Senior Vice President, since 2006; Sentinel Variable Products Trust – Vice President, since 2004; SASC – Senior Vice President 2004 to 2006; Vice President, 1997 to 2004	N/A

Scott G. Wheeler (41) National Life Drive Montpelier, Vermont 05604	Assistant Vice President and Assistant Treasurer, since 1998	SASI- Vice President- Fund Accounting & Administration since 2007; SASI - Assistant Vice President, 2006-2007; Sentinel Variable Products Trust - Assistant Vice President and Assistant Treasurer, since 2004; SASC – Assistant Vice President 1998 to 2006	N/A

Kerry A. Jung (33) National Life Drive Montpelier, VT 05604	Secretary, since 2005	National Life – Senior Counsel, since 2005; Sentinel Variable Products Trust - Secretary, since 2005; ESI; Advisor; SFSC – Counsel, since 2005; SASI – Counsel, since 2006; SASC – Counsel, 2005 to 2006; Strong Financial Corporation - Managing Counsel, 2004-2005; Associate Counsel, 2000 to 2004	N/A
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Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

D. Russell Morgan (51) National Life Drive Montpelier, Vermont 05604	Chief Compliance Officer, since 2004; Secretary, 1988-2004	Advisor; National Variable Annuity Account II; National Variable Life Insurance Account – Chief Compliance Officer, since 2004; Sentinel Variable Products Trust – Chief Compliance Officer, since 2004; Secretary, 2000-2005; National Life – Assistant General Counsel, 2001 to 2005; Senior Counsel, 2000 to 2001; ESI – Counsel, 1986 to 2005; Advisor, SFSC, SASC – Counsel, 1993 to 2005	N/A

Mr. MacLeay is an interested person of the Funds because he is also Chairman, President and Chief Executive Officer of the National Life Holding Company. Mr. Thwaites is an interested person of the Funds he is also President and Chief Executive Officer of the Advisor and SASI. The officers and Directors of the Company who are employees of National Life or its subsidiaries do not receive any compensation from the Funds. Each Director who is not an affiliate of the Advisor is paid an annual fee of $20,500 plus $2,450 for each meeting attended. Effective August 23, 2006, the Lead Independent Director is paid an additional $16,000 annual fee. Between December 8, 2005 and August 23, 2006, this additional fee was $12,000. Each member of the Audit Committee and Governance Committee is also paid $2,000 for each in-person and $500 for each telephone Committee meeting attended, and the chair of each Committee is paid an annual fee of $6,000. Directors are also reimbursed for travel and other out-of-pocket expenses incurred in connection with attending such meetings. The aggregate amount paid, including expense reimbursements, by the Trust during the fiscal year ended November 30, 2006 to the officers and Directors as a group was $599,459.

The following table sets forth for the fiscal year ended November 30, 2006 compensation paid by the Company to the Independent Directors and the Chief Compliance Officer of the Funds:

Name	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued as Part of Fund Expense	Total Compensation from Company

John D. Feerick	$43,700	None	$43,700
Richard I. Johannesen[1]	50,700	None	50,700
Keniston P. Merrill	43,200	None	43,200
Deborah G. Miller[2]	43,200	None	43,200
D. Russell Morgan[3]	126,008	$23,156	149,164
John Raisian[2]	43,200	None	43,200
Nancy L. Rose[2]	44,700	None	44,700
Richard H. Showalter, Jr.[2]	56,700	None	56,700
Susan M. Sterne	44,700	None	44,700
Angela E. Vallot[1,2]	49,200	None	49,200

1 Mr. Johannesen was Chair of the Audit Committee, and Ms. Vallot is Chair of the Governance Committee. Mr. Johannesen retired as of March 15, 2007 and Ms. Sterne was appointed Chair of the Audit Committee.

2 As of November 30, 2006, the total amount of deferred compensation (including interest) payable to or accrued for Ms. Miller is $136,559, for Mr. Raisian is $47,649, for Ms. Rose is $23,394, for Mr. Showalter is $106,961, and for Ms. Vallot is $188,503.

3 Mr. Morgan was also reimbursed out-of-pocket business expenses.

Share Ownership. Information relating to each Director’s share ownership in the Company as of December 31, 2006 is set forth in the chart below.
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Name	Fund[1]	Aggregate Dollar Range of Equity Securities in All Series of Company

Interested Directors:

Thomas H. MacLeay [2,3]	None	Over $100,000

Christian W. Thwaites[2,3]	None	Over $100,000

Independent Directors:

John D. Feerick	None	Over $100,000

Richard I. Johannesen, Jr.[4]	None	$10,001 to $50,000

Keniston P. Merrill	None	Over $100,000

Deborah G. Miller[3]	None	Over $100,000

John Raisian	None	$10,001 to $50,000

Nancy L. Rose	None	$10,001 to $50,000

Richard H. Showalter[3]	None	$50,001 to $100,000

Susan M. Sterne	None	$10,001 to $50,000

Angela E. Vallot[3]	None	Over $100,000

1 No Director held shares of the Funds because the Funds had not yet commenced operation.

2 Mr. MacLeay and Mr. Thwaites had indirect ownership positions in certain series of the Company through National Life’s 401(k) plan. These positions were included when calculating the dollar ranges shown.

3 These Directors indirectly invested in the Company through a deferred compensation plan, which is included in the above.

4 Mr. Johannesen retired as of March 15, 2007.

Codes of Ethics. The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that covers the Funds, and the Advisor and the Distributor have also each adopted a Code of Ethics under Rule 17j-1. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds.

PORTFOLIO MANAGERS

Portfolio Manager Compensation.

Advisor.   All portfolio managers are compensated by a combination of fixed salaries and incentive compensation and, in certain circumstances, the portfolio managers may be guaranteed a minimum level of combined compensation. The fixed salary portion of compensation is generally based on comparative investment management industry data. Portfolio managers who manage more than one fund and/or also manage accounts for National Life and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor’s chief executive officer. Incentive compensation can be a significant portion of total compensation. Incentive compensation with respect to the management of the Funds is primarily based on pre-tax investment performance relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year

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periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Because Mr. Kandel recently began managing at the Advisor, his performance compensation is allocated as follows until a 5-year performance record is established: 100% based on the 1-year relative performance in year one; 50% on the 1-year and 50% on the 2-year relative performance in year two; 25% on the 1-year relative performance, 50% on the 2-year relative performance and 25% on the 3-year relative performance in year three; and 25% on the 1-year relative performance, 50% on the 3-year relative performance and 25% on the 4-year relative performance in year four. Portfolio managers who also manage accounts for National Life and its affiliates are also eligible to receive incentive compensation based on the performance of those accounts as compared to specific fixed-income benchmarks.

A portion of the incentive compensation for each of the portfolio managers is deferred and invested in one or more publicly available Sentinel funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for National Life and its affiliates, an evaluation of individual performance, and other factors they determine. For a limited period of time, Mr. Kandel also receives as additional compensation a portion of the advisory fees earned by the Advisor on the series he manages. Portfolio managers also participate in benefit plans and programs available generally to all employees of National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

Portfolio Managers’ Fund Ownership. As of ___________, 2007, Mr. Manion, the portfolio manager of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Mr. Kandel, the portfolio manager of the Sentinel Responsible Investing (SRI) Emerging Companies Fund, did not own any shares of their respective Fund because the Funds had not yet commenced operation.

Portfolio Management Conflicts of Interest. In addition to managing the assets of one or more series of the Company, each portfolio manager may have responsibility for managing other client accounts of the Advisor. The manner in which the portfolio manager’s incentive compensation is weighted among the accounts managed may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her incentive compensation. The tables below show, for the portfolio manager(s) of each Fund, the number and asset size of the following types of accounts that he or she manages (if any): (1) SEC registered investment companies (or series thereof) other than the Company and (2) other accounts (e.g., accounts managed for individuals or organizations). The tables also show the number of performance based fee accounts for each category, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. Information is provided as of ___________, 2007. No portfolio manager managed pooled investment vehicles that are not registered investment companies.

Portfolio Managers’ Management of Registered Investment
Companies/Series Other Than the Funds

Portfolio Manager	Number of Companies/ Series	Total Assets	Number of Companies/ Series with Performance- Based Fee	Total Assets of Companies/ Series with Performance- Based Fee

Paul Kandel	___	$____ million	None	None
Daniel J. Manion	___	$____ million	None	None
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Portfolio Managers’ Management of Accounts
That Are Not Pooled Investment Vehicles

Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts with Performance- Based Fee	Total Assets of Accounts with Performance- Based Fee

Paul Kandel	___	$____ million	None	None
Daniel J. Manion	___	$____ million	None	None

Conflicts of Interest. The Advisor is an indirect wholly owned subsidiary of National Life Holding Company. National Life, also an indirect wholly owned subsidiary of the National Life Holding Company, is in the business of marketing life insurance and annuity policies to the public. In the course of its business National Life maintains substantial investment portfolios for its own account, primarily in domestic fixed-income securities. Real, potential or apparent conflicts of interest may arise where the same investment opportunities are appropriate for a National Life portfolio or for the portfolios of other clients.

For the Advisor, conflicts of interest may arise particularly in cases where the same portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund and/or other account. The Advisor has established procedures under which, when the Advisor recommends to a Fund the purchase of an issue that it may also recommend for other clients or for the portfolios of its affiliates, investment opportunities are allocated by a means which is fair. Generally investment opportunities are allocated to different investors for which a given investment opportunity is suitable on a pro rata basis. However, the allocation may be changed from pro rata where a good reason to do so exists, such as that the pro rata allocation would result in such small allocations to a particular investor that it is not cost effective or meaningful. For fixed-income investments, allocations are normally in proportion to cash available for investment in a particular opportunity, but an opportunity judged to be more suitable to a particular account than others may be allocated to such account. Over time the Advisor seeks to ensure that no Fund or other account is favored over others.

THE INVESTMENT ADVISOR

The Advisor provides general supervision of the Funds’ investments as well as certain administrative and related services. The Advisor is an indirect wholly owned subsidiary of the National Life Holding Company.

Under an investment advisory agreement with the Funds, each Fund pays the Advisor a monthly fee based on the annual rates shown below:

Advisory Fee Rate	Average Daily Net Assets
0.70%	First $500 million
0.65%	Next $300 million
0.60%	Next $200 million
0.50%	Next $1 billion
0.40%	In excess of $2 billion

The Board approved the advisory agreement with the Advisor on October 12, 2007. The initial shareholder of the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund approved the advisory agreement with the Advisor on ________, 2008.

The advisory agreement must be approved annually with respect to each Fund by vote of the Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved with respect to each Fund by a vote of a majority of the Independent Directors who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Company’s advisory agreement to shareholders, such matters shall be deemed to be acted upon effectively with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved

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by a majority of the outstanding voting securities of any other Fund affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Company.

The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to the Advisor and by the Advisor on 60 days’ written notice to the Fund.

PROXY VOTING PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Board delegates the responsibility for voting proxies relating to portfolio securities held by the Funds to the Advisor as part of their general management of the applicable Fund, subject to the Board’s continuing oversight. The proxy voting procedures of the Advisor are included in Appendix A to this Statement of Additional Information. For each Fund that makes any investments in voting securities, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-FUND (3863), at the Funds’ website at http://www.sentinelinvestments.com, or at the SEC’s website at http://www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Pursuant to policies and procedures adopted by the Funds and the Advisor, the Funds and the Advisor may, under certain circumstances, make selective disclosure with respect to a Fund’s portfolio holdings. The Board has approved the policies and procedures adopted by the Funds and has delegated to the Advisor the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures, including compliance with any confidentiality requirements applicable to recipients of portfolio holdings. The Funds’ Chief Compliance Officer has undertaken to report any violations of these policies and procedures, including any confidentiality requirements pursuant to them, to the Board.

The Funds’ policy with respect to disclosure of portfolio holdings is that such disclosure shall be limited to:

Public Disclosure:

(i)	information with respect to portfolio holdings contained in the Funds’ Annual and Semi-Annual Reports to Shareholders;

(ii)	information with respect to portfolio holdings contained in the Funds’ Form N-Q filed with the SEC, which is filed with the SEC within 60 days of quarter-end;

(iii)          information with respect to portfolio holdings that is: (1) provided on the Funds’ website; (2) provided in the Funds’ marketing materials, broadly used with all selling intermediaries of the Funds; or (3) otherwise made generally available to  anyone who requests it, in all such cases such information to the extent it discloses the specific securities held by a Fund to be only as of the last business day of a month and only at least 15 days later than the date of such information (except that for the Small Company Fund portfolio holdings other than the top ten holdings shall be at least 30 days later than the date of such information);

Non-Public Disclosure:

(iv)
information with respect to portfolio holdings of the Funds provided to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., such information to be provided as of the last business day of a month and only if either (a) such information is disclosed to such services at least 30 days later than the date of such information, or (b) such services agree that they and their employees will not disclose or trade on such information before it is publicly disclosed; and

(v)
information with respect to portfolio holdings of the Funds provided to persons who request it, including selling group members, consultants and investors, such information to be provided (a) as of the last business day of a month and (b) at least 30 days later than the date of such information.

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Portfolio holdings information provided under (iii), (iv) or (v) above shall be released only by a limited group of individuals specifically designated by the Funds’ Chief Executive Officer or the President of the Funds’ distributor. Each individual shall be trained in these limitations on the release of portfolio holdings information. Neither the Fund, the Advisor nor its affiliates receive compensation or other consideration with respect to the release of such portfolio holdings information.

The policy does not apply to the disclosure of information to: the Directors or their counsel; persons who owe a fiduciary or other duty of trust or confidence to the Company, such as the Funds’ counsel and registered public accounting firm; providers of fund accounting services; the Funds’ transfer agent and custodian; or executing brokers in connection with the sale of portfolio holdings. The fiduciary, contractual or other duties (e.g., legal or statutory) of these recipients generally require them not to misuse such information.

The Funds have adopted policies and procedures, including a Code of Ethics and various policies regarding securities trading, to address potential conflicts of interest that may arise in connection with disclosure of portfolio information. Among other things, the Code of Ethics prohibits officers and employees of the Advisor from knowingly or intentionally trading, directly or indirectly, against the Funds in either Fund’s portfolio securities. The Code of Ethics also generally prohibits such officers and employees from trading in a manner inconsistent with the best interests of the Funds.

The Funds have entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•       Board

•       Funds’ Independent Registered Public Accounting Firm

•       Funds’ custodian

•       Funds’ transfer agent

•       Funds’ administrator agent (in connection with accounting services)

•       Mutual fund information services - Morningstar, Inc. and Lipper Inc.

Selective disclosure of portfolio information is made to the Board, transfer agent, independent registered public accounting firm, administrator agent and custodian as frequently as necessary to enable such persons or entities to provide services to the Funds. Disclosure is made to Morningstar, Inc. and Lipper Inc. on a monthly basis.

The Funds and the Advisor monitor, to the extent possible, the use of portfolio information by the individuals or firms to which it has been disclosed. There can be no assurance, however, that the Funds’ policies and procedures with respect to the selective disclosure of Fund portfolio information will prevent all misuse of such information by individuals or firms that receive such information.

PRINCIPAL UNDERWRITER

SFSC acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. SFSC is a Vermont general partnership of SAM and Sentinel Financial Services, Inc. (“SFSI”), a wholly owned subsidiary of SAM. In 2007, SFSC expects to transfer its agreement with the Funds to SFSI. No change in the services provided or the personnel providing these services is expected to occur as a result of this transfer.

Each Fund receives the net asset value, as determined for the purpose of establishing the offering price, of each share sold. SFSC has advised the Funds that it allows concessions to intermediaries as shown in the Prospectus, except that items of a promotional nature amounting in value to not more than $100 may be given from time to time as a sales incentive to registered representatives.

The distribution contracts of the Company provide that SFSC use its best efforts to continuously offer the Funds’ shares. These contracts may be terminated by either party thereto on 60 days’ written notice, without penalty, and they terminate automatically in the event of their assignment. The distribution contracts must be approved annually in one of the same ways as described above for the advisory agreement.

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Payments to Intermediaries. SFSC or an affiliate may compensate intermediaries that distribute and/or service investors in the Funds or, at the direction of a retirement plan’s named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the Funds on a preferred or recommended fund list, access to an intermediary’s personnel, and other factors. In addition to such payments, SFSC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’ personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. SFSC anticipates that payments will be made to multiple intermediaries, including broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, SFSC may pay or allow other incentives or payments to intermediaries.

Some payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families. Payments for these purposes made by SFSC or an affiliate from their own resources may vary. Certain of the payments may be offset by 12b-1 fees retained by SFSC. It is expected that SFSC or an affiliate will make payments to these and other intermediaries for similar purposes in the future.

National Life, Equity Services, Inc. and/or their affiliates, which are all affiliates of SFSC, may contribute amounts to various non-cash and cash incentives paid to registered representatives of Equity Services, Inc. the amounts of which may be based on the sales of the Funds, including (1) sponsoring educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements and/or (5) making loans and forgiving such loans.

National Life may provide loans to unaffiliated distribution firms to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Funds, and measures of business quality.

THE DISTRIBUTION PLANS

The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds’ Class A and Class C shares, as may be amended from time to time. In all cases, the Plans reimburse SFSC for expenses actually incurred.

Under the Plans applicable to Class A shares of the Funds, it is expected that the amounts payable to SFSC will be equal to 0.30% of average daily net assets. Under these Plans, SFSC may be reimbursed for distribution and service fees paid to financial intermediaries; salaries and expenses of the SFSC’s wholesale sales force and SFSC’s home office management and marketing personnel; expenses incurred by SFSC for the occupancy of its office space; expenses incurred by SFSC with respect to equipment and supplies; expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of the Company’s shares to the public; expenses incurred in advertising, promoting and selling shares of the Company to the public; expenses incurred for the preparation, printing and distribution of the prospectus and statement of additional information of the Company, and any supplement thereto used in connection with the offering of the Company’s shares to the public; and expenses incurred for the printing of additional copies for use by SFSC as sales literature of reports and other communications which were prepared by the Company for distribution to existing shareholders.

Under the Plan applicable to the Class C shares of the Funds, it is expected that the amounts payable to SFSC will be equal to 1.00% of the net assets of the Class C shares of the Funds. SFSC will use such payments to recoup service and distribution fees with respect to Class C Classes paid to financial intermediaries; front-end sales commissions paid by SFSC to financial intermediaries, together with the costs of financing such payments incurred SFSC, except

23

to the extent such costs are recovered through contingent deferred sales charges collected by SFSC; and expenses incurred for state “blue sky” registration fees for the first year of operations of a series of Class C shares of a Fund.

The Board believes that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and for the Funds to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. Because SFSC receives no other compensation from the Funds, the Board believes it would benefit the Funds to have monies available for the direct distribution activities of SFSC in promoting the sale of shares of the Funds.

The Plans have been approved by the Board, including all the Independent Directors. The Plans must be renewed annually by the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plans. It is also required that the selection and nomination of such Directors be done by the Independent Directors. The Plans and any distribution agreement may be terminated at any time, without penalty, by such Directors on 60 days’ written notice. SFSC or any intermediary may also terminate their respective distribution agreement at any time upon written notice.

The Plans and any distribution agreement may not be amended to increase materially the amount spent for distribution expenses or in any other material way without approval by a majority of the Funds’ outstanding shares, and all such material amendments to any Plan or any distribution agreement also shall be approved by a vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

SFSC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payments made under the Plans and any distribution agreement, as well as to furnish the Board with such other information as reasonably may be requested in order to enable the Board to make informed determinations of whether the Plans should be continued.

THE FUND SERVICES AGREEMENTS

SASI is a wholly owned subsidiary of the Advisor. SASI provides the Funds with certain fund accounting, administration, transfer agency and shareholder relations services. SASI performs the transfer agency responsibilities utilizing the computer system of DST Systems, Inc. (“DST”) on a remote basis. SASI provides administration services, including fund accounting, under an Administration Agreement with the Company. The Administration Agreement provides for the Funds to pay SASI a monthly fee at the annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.0350% of the next $3 billion of the Company’s aggregate average daily net assets; and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Company is responsible for all charges of outside pricing services and other out-of- pocket expenses incurred by SASI in connection with the performance of its duties hereunder.

SASI provides transfer agency services under a Transfer Agent and Dividend Disbursing Agent Agreement with the Company. SASI’s annual fee for the services provided under the Transfer Agent and Dividend Disbursing Agent Agreement is $2,563,000, plus an amount equal to an annual rate of $15 per shareholder account in excess of $106,500 as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,563,000 is subject to increase by an amount not in excess of the percentage increase in the Consumer Price Index, All Urban Consumers, Boston region, as published by the United States Department of Labor for the most recent twelve months for which data are available at the time of the last Company Board of Directors meeting in a fiscal year, or if such figure is not available, a similar measure of general inflation as may be agreed upon by SASI and the Company’s Board of Directors. The amounts of any such increases are subject to specific approval of the Company’s Independent Directors. SASI may also pay sub-transfer agent fees with respect to accounts held at retirement plan recordkeepers and similar intermediaries, which underlie an omnibus-type account on the Funds’ books and records and may be reimbursed by the Funds for such payments at a rate up to 0.18% of such assets.

SFSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the Funds, for recordkeeping services as described above under “Payments to Intermediaries”. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have

24

affiliated financial intermediaries who sell shares of the Funds, may, at the direction of a retirement plan’s named fiduciary, be paid for providing services that would otherwise have been performed by SFSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by SFSC or an affiliate or an unaffiliated third party.

In certain situations where SFSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

Pursuant to policies and procedures adopted by the Funds and the Advisor, the Funds and the Advisor may, under certain circumstances, make selective disclosure with respect to a Fund’s portfolio holdings. The Board has approved the policies and procedures adopted by the Funds and has delegated to the Advisor the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures, including compliance with any confidentiality requirements applicable to recipients of portfolio holdings. The Funds’ Chief Compliance Officer has undertaken to report any violations of these policies and procedures, including any confidentiality requirements pursuant to them, to the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

In the case of listed securities, the Funds’ policy is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are made for investment and not for trading purposes, except for the fixed income Funds where trading may be an important factor. Subject to the direction and control of the Board and in accordance with the advisory agreement, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor. In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Funds and to its other clients.

Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

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Although research and market and statistical information from brokers and dealers can be useful to the Funds, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor’s own research effort, since the information must still be analyzed, weighed and reviewed by the Advisor’s staff.

The Advisor obtains brokerage and research services specifically in exchange for commissions paid by the Funds and its other clients. These service providers may include, but are not limited to, Advent Software, American Stock Exchange, BCA Research, Bloomberg, Briefing.com, CSFB Holt, Dow Jones, Empiracal Research, Factset, Gartner, Institutional Investor, Interactive Data, ISS, ITG, Lipper, Morningstar, MSCI, NYSE, Omgeo, OPRA, Russell Indices, Standard & Poor’s, SNL, Sungard, Telemet, The Markets.com, Thomson and Value Line.

The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor in managing its other client accounts, as well as the Funds. However, the Advisor uses the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds’ accounts, as well as those of other clients.

Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount.

At such time as the Advisor deems it advisable, the Funds may participate in a program with State Street Global Markets, LLC (“State Street Global”) under which the Funds would receive a credit for part of the brokerage commission paid in any brokerage transaction directed to participating brokers. The credit is applied to Fund expenses payable to the Fund’s third-party service providers other than the Advisor or its affiliates. The credit may be applied to the fees of the Fund’s custodian, which is an affiliate of State Street Global. Neither the Advisor nor its affiliates receive any direct or indirect benefit from this arrangement.

CAPITALIZATION

Shares of the Company’s common stock are fully paid and non-assessable. Each such share is freely assignable to another bona fide investor by way of pledge (as, for example, for collateral purposes), gift, settlement of an estate and, also, by an investor who has held such Fund shares for not less than 30 days. Each share of the Company is entitled, at the discretion of the Board, to one vote per dollar of net asset value per share or one vote per share, on matters on which all Funds of the Company vote as a single class.

The proceeds from the sale of shares of each Fund or class of shares of the Company and all income, earnings and profits therefrom irrevocably appertain to the Fund or class of shares. Each such Fund or class of shares records all liabilities (including accrued expenses) in respect of such Fund or class of shares, as well as a share of such liabilities (including general liabilities of the Company) in respect to two or more Funds or classes of shares, in proportion to their average net assets, or in proportion to the number of their respective shareholders. The Board has adopted an “Amended Rule 18f-3 Plan” for the Company under which the methods of allocating income and expenses among classes of shares of each Fund which has multiple classes, is specified, and the Company intends to comply fully with the provisions of Rule 18f-3 under the 1940 Act in allocating income and expenses among the classes of such Funds. If any reasonable doubt exists as to the Fund or class of shares to which any asset or liability appertains, the Board may resolve such doubt by resolution.

In the case of dissolution or liquidation of the Company, the shareholders of each Fund of the Company are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Company distributed ratably per share, regardless of the Fund.

HOW TO PURCHASE SHARES AND REDUCE SALES CHARGES

Shares of the Funds may be purchased at the public offering price from any authorized investment dealer as described in the applicable Prospectus. The public offering price of Class A shares, which are offered by every Fund, is the sum of the current net asset value per share plus a sales charge which ranges from 5.0% to 0% of the purchase price. The public offering price of Class C and Class I shares is equal to the current net asset value per

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share. A contingent deferred sales charge (“CDSC”) may apply to redemptions of Class C shares in the first year after purchase or to redemptions of Class A shares where the initial sales charge was zero based on a purchase of $1,000,000 or more. See the applicable Prospectus for more information about how to purchases shares and/or receive a reduced sales charge.

ISSUANCE OF SHARES AT NET ASSET VALUE

Subject to the applicable provisions of the 1940 Act, certain investors may purchase Class A shares of the Funds at net asset value. Such investors are listed in the applicable Prospectus. Such investors include officers, directors and employees of the Funds, the Advisor, and the Advisors’ affiliates.

You may redeem your shares on any business day (as defined below). Class A and Class I shares generally are redeemed at current net asset value. A CDSC may be payable on redemptions of Class A shares (under certain circumstances) and Class C shares and will be deducted from the redemption proceeds. For further information, please refer to the applicable Prospectus.

DETERMINATION OF NET ASSET VALUE

The net asset value (NAV) per share of each class of shares is computed by dividing the total value of assets less liabilities for each share class by the shares outstanding attributable to that share class. NAV is computed on all days that the New York Stock Exchange (“NYSE”) is open.

Security Valuation: Equity securities that are traded on a national or foreign securities exchange and over-the counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the NYSE, generally 4:00 p.m. (Eastern Time) each day the NYSE is open for business. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean between the current bid and asked prices. With regard to foreign equity securities, on a daily basis the Fund through an independent pricing service determines whether to fair value these securities based on a certain level of movement in the U.S. markets as measured by particular market indices. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Fixed-income securities are valued daily on the basis of valuations furnished by a pricing service which determines valuations for normal institutional-sized trading units of debt securities. The mean between the bid and asked prices is used for valuation of these securities. The independent pricing service values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest, which approximates market value. Money market securities are valued at their amortized cost in accordance with SEC regulations. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium rate regardless of fluctuations in interest rates.

When there are no “readily available market quotations” for a security, or a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the security’s primary market, the Funds will employ “fair value” pricing procedures adopted by the Funds’ Board. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision. The definition of fair value as a general rule is the value one might reasonably expect to receive upon a current sale of the security. The factors that one might consider in determining fair value include: (a) fundamental analytical data, (b) the nature and duration of restrictions on disposition, (c) the conditions that influence the market in which the securities are purchased and sold, and (d) specific factors, including type of security, financial statements, cost, size of holding, analysts reports, and public trading in similar securities of the issuer or comparable securities.

Events that may materially affect the value of portfolio securities include events affecting specific issuers, such as a halt in trading due to volatility, or events affecting securities markets in general, such as natural disasters, terrorist activity, major political or governmental changes, and unusual market volatility. In these types of events implementation of fair value procedures is usually required.

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TAXES

The Funds intend to elect and qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gain which it distributes to shareholders. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, it would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received reduction for corporate shareholders.

The Company consists of several separate series. Each such series in the Company is treated as a separate corporation for federal income tax purposes and is thus considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectuses. Losses in one Fund do not offset gains in another Fund, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than at the Company level.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income for federal income tax purposes. Distributions made from an excess of net long-term capital gains over net short-term capital loss (hereinafter referred to as “capital gain dividends”) are taxable to shareholders as long-term capital gain for federal income tax purposes, regardless of the length of time the shareholder has owned such Fund’s shares. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any capital gain dividends, and the portion of any ordinary income dividends eligible for either the dividends received deduction allowed to corporations under the Code or the reduced individual income tax rate applicable to qualified dividend income, as described below.

Certain dividend income and long-term capital gain are eligible for taxation at a reduced rate applicable to non-corporate shareholders for taxable years beginning prior to January 1, 2011. Under these rules, distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of noncorporate shareholders. A portion of dividends paid by a RIC to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the noncorporate shareholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, to the extent a Fund’s distributions are derived from income on debt securities or on certain types of preferred stock treated as debt for federal income tax purposes, and from short term capital gain, such Fund’s distributions will not be eligible for the reduced tax rate.

Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed for federal income tax purposes to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder for federal income tax purposes (assuming the shares are held as a capital asset).

Dividends are taxable to shareholders for federal income tax purposes even if they are reinvested in additional shares of the Funds. The Funds will allocate any dividends eligible for the dividends received deduction and/or the reduced income tax rate applicable to qualified dividend income, as well as any capital gain dividends among the various classes of shares according to a method (which they believe is consistent with SEC Rule 18f-3 which authorizes the issuance and sale of multiple classes of shares) that is based on the gross income allocable to each class of shares during the taxable year, or such other method as the Internal Revenue Service may prescribe.

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If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for federal income tax purposes as having been paid by the Fund and received by its shareholders on December 31st of the year in which the dividend was declared.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on most ordinary income dividends and on capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Company, or who, to the Company’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability provided the required information is timely forwarded to the Internal Revenue Service.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.

Distributions from a RIC 50% or more of the assets of which are U.S. real property interests will be treated as effectively connected to a trade or business in the United States, subject to withholding and to tax at the graduated rates applicable to U.S. shareholders, to the extent the distributions are directly or indirectly attributable to distributions from a REIT and are paid to certain nonresident shareholders. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A foreign tax credit may be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. The distributing Fund also must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by such Fund. If a Fund satisfies the holding period requirements and if more than 50% in value of its total assets at the close of the taxable year consists of securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their United States income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. Additionally, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in a Fund. To the extent applicable, the Funds will report annually to shareholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit. For purposes of passing through a foreign tax credit, a Fund will allocate foreign taxes and foreign source income among its classes of shares according to a method similar to that described above for the allocation of other types of income.

Certain transactions of the Funds are subject to special tax rules of the Code that may, among other things, a) affect the character of gains and losses realized, b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also will require the Funds to mark to market certain types of positions in their portfolios (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. The Funds intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records

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to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

If a shareholder exercises an Exchange Privilege as described below within 90 days of acquiring shares, then the loss such shareholder can recognize on the exchange for federal income tax purposes will be reduced (or the gain increased) to the extent any sales charge paid to the Company reduces any sales charge such shareholder would have owed for the shares of the new Fund in the absence of the Exchange Privilege. Instead, such sales charge will be treated as an amount paid for the new shares. Shareholders should consult their tax advisers regarding the state and local tax consequences of exchanging or converting classes of shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed for federal income tax purposes if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or $4 million or $10 million, respectively, during a period of six consecutive taxable years) the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The Code requires each Fund to pay a non-deductible 4% excise tax to the extent it does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains and foreign currency gains, determined on a November 30th year end, plus certain undistributed amounts from previous years. The Company anticipates that it will make sufficient timely distributions to avoid the imposition of the excise tax.

SHAREHOLDER SERVICES

Open Account. An open account is established automatically for each new investor, unless elected otherwise, in which all income dividends and any capital gains distributions are reinvested in additional shares, without charge, at the then current net asset value. Purchases made in this account will be made at the offering price on the day federal funds are available to the Funds as described in the applicable Prospectus.

Each Fund reserves the right at any time to vary its initial and subsequent investment minimums.

Policyowners of National Life who invest policy dividends may open an account in either Fund with a minimum initial purchase of $50 or more of policy dividends and subsequent assignment of dividends to the Fund.

The Fund is not required to and does not currently intend to issue stock certificates.

Except for confirmation of purchases, the cost of these shareholder services is borne by the Funds.

Automated Clearing House (“ACH”).  The ACH Network expedites the transfer of monies by electronically transmitting funds between member financial institutions. To take advantage of this convenient fund transfer method, you must provide SASI with a pre-designated destination. There is no charge for this service.

Distribution Options. Shareholders of the Funds may elect to reinvest automatically their ordinary income and capital gain dividends in additional full and fractional shares of any one of the other funds of the Company of the same share class at the net asset value of the selected Fund at the close of business on the valuation date for the dividend, without the payment of any sales charge. Before exercising this option, shareholders should read the portions of the selected Fund’s Prospectus(es) relating to the fund’s objectives and policies. The target and original accounts for dividends must be in different funds.

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Automatic Investment Plan. See the applicable Prospectus for information and an application. The minimum initial investment and subsequent investment is $50.

Telephone Investment Service. See the applicable Prospectus for information and an application.

Exchange Privilege. In addition to information in the Prospectus, this privilege also permits a shareholder whose financial needs have changed to transfer an investment from a National Life Variable Annuity account (presently the only such entity is the Variable Annuity Account I). Such transfers from a National Life Variable Annuity account are made without a sales charge on the basis of respective net asset values after payment of a fee of $75 (in addition to any applicable transfer taxes) to SASI for such transfer.

An exchange is a taxable transaction for federal income tax purposes and any gain or loss realized is recognizable for such purposes.

Exchanges may be subject to certain limitations and are subject to the Funds’ policies concerning excessive trading practices, which are policies designed to protect the Funds and their shareholders from the harmful effect of frequent exchanges. These limitations are described in the applicable Prospectus.

Reinstatement Privilege. Shareholders who have redeemed all or part of their shares may reinvest all or part of the redemption proceeds at the current net asset value without charge if a written request is received or is postmarked within 90 days after the redemption. The privilege may be exercised only once by a shareholder as to either Fund except where the sole purpose of the transaction is to transfer the shareholder’s interest or a portion thereof in the Fund to a trustee or custodian for such shareholder’s Self-Employed Retirement Plan or IRA. If the shareholder realizes a gain on redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If the shareholder realizes a loss on redemption and subsequently uses the reinstatement privilege, some or all of the loss may be disallowed under current federal tax law.

If the reinstatement is made for the purpose of effecting a rollover into an IRA, as described in Section 408(d)(3) of the Code, of a distribution from a tax sheltered retirement plan which had been invested in shares of the Funds, such reinvestment of redemption proceeds may be made any time within 60 days from the date on which the investor received the distribution.

Right To Reject Purchase and Exchange Orders. Purchases and exchanges should be made for investment purposes only. The Funds each reserve the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one Fund and to purchase shares of another Fund, the Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming Fund.

Application of Excessive Trading Policy to Investors Who Transact Fund Shares Through Intermediaries.  As described in the Prospectuses, under a Fund’s excessive trading policy the Fund may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Company, SFSC or SASI, acting on behalf of the Fund. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. A Fund may elect to treat an intermediary that has no shareholder information agreement concerning the Fund as an individual investor with respect to its excessive trading policy. If a Fund makes this election, it will not, with respect to its excessive trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor -- such as the rejection of a transaction in Fund shares or the

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imposition of a fee -- that would not be borne by other investors who deal with the Fund directly or through a different intermediary.

DEALER SERVICING FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the applicable Prospectus and this Statement of Additional Information. Your financial intermediary will provide you with specific information about any processing or service fees you will be charged.

REGULATORY MATTERS

In October 2004, SFSC settled a potential disciplinary action by entering into a Letter of Acceptance, Waiver and Consent with the National Association of Securities Dealers, Inc. The matter arose from alleged excessive short-term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not parties to the proceeding and bore no associated costs. The Distributor made restitution payments of $645,631 to certain affected series of the Company. These amounts were equivalent to approximately $0.09, $0.00 and $0.00 per share of the affected series, respectively, when they were accounted for in each series’ net asset value.

GENERAL INFORMATION

Copies of the Amended and Restated Articles of Incorporation and the Amended and Restated By-Laws of the Company, each as amended and supplemented, and various agreements referred to in the Prospectuses and this Statement of Additional Information are filed with the registration statement at the SEC to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also available at the SEC’s Internet Web site at http://www.sec.gov. All cash and securities of the Funds, except for U.S. government securities which are represented only in book entry form at the Federal Reserve Bank, are held by State Street or in a central depository system in the name of State Street Bank & Trust Company - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds’ Custodian. State Street is also Dividend Disbursing Agent for the Funds’ shares. SASI is Transfer Agent and Registrar for the Funds’ shares. All correspondence regarding the Funds should be mailed to Sentinel Administrative Services, Inc., P.O. Box 1499, Montpelier, Vermont 05601-1499.

The independent registered public accounting firm for the Funds is [                   ]

Counsel for the Funds is Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019.

FINANCIAL STATEMENTS

The Funds are accounting successors to certain Citizens Funds. Audited financial statements for those Citizens Funds, as contained in the Annual Report to Shareholders for the fiscal year ended June 30, 2007, are incorporated by reference.

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Sentinel Asset Management, Inc.

Proxy Voting Policies and Procedures For Sentinel Responsible Investing (SRI) Core Opportunities Fund,
and Sentinel Responsible Investing (SRI) Emerging Companies Fund
(January 2008)

Introduction

Sentinel Asset Management, Inc. (“SAM”) is a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). SAM provides investment advisory services to various clients, two of which are the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Responsible Investing (SRI) Emerging Companies Fund (the “Funds”). SAM has the authority and discretion to vote proxy statements relating to the underlying securities that are held in the portfolios of the Funds. SAM has developed the following Proxy Voting Policies and Procedures (the “Procedures”) which it will apply in voting proxies with respect to securities held in the Funds, in order to ensure that SAM votes such proxies in the best interests of the Funds and their shareholders. SAM will follow a different set of proxy voting policies and procedures in voting proxies relating to securities held by clients other than the Funds.

Procedures for Voting Proxies

To help make sure that SAM votes Fund proxies in accordance with these Procedures, votes other client proxies in accordance with the procedures applicable to such other clients, and in the best interests of the Funds and other clients, SAM has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing SAM’s proxy voting process. The Committee consists of the following persons at SAM (i) the Chief Compliance Officer; (ii) one representative from the social research department; and (iii) one representative from the investment management department. The person representing each department on the Committee may change from time to time. The Committee will meet as necessary to help SAM fulfill its duties to vote proxies for clients, but in any event, will meet at least annually to discuss various proxy voting issues. The Committee will designate a chair who will be primarily responsible for coordinating the activities of the Committee. The initial chair will be the representative of the social research department. The chair also will be primarily responsible for dealing directly with any third party to whom SAM delegates its administrative duties with respect to voting proxies under these Procedures.

One of the main responsibilities of the Committee is to review and approve these Procedures on a yearly basis. These Procedures are usually reviewed during the fourth quarter of the calendar year and may also be reviewed at other times of the year, as necessary. When reviewing these Procedures, the Committee looks to see if these Procedures are designed to allow SAM to vote proxies in a manner consistent with the goals of voting in the best interests of the Funds and their shareholders, and maximizing the value of the underlying shares being voted by SAM. The Committee will also review these Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After these Procedures are approved by the Committee, SAM will vote proxies on securities held in the Funds generally in accordance with these Procedures.

In order to facilitate the actual process of voting proxies, SAM has contractually delegated it administrative duties with respect to voting proxies to a third-party proxy voting agent (“the Agent”). Both the Agent and the Funds’ custodian monitor corporate events for SAM. SAM also gives an authorization and direction letter to the Funds’ custodian who then forwards the proxy statements to the Agent to vote the proxy. On approximately a weekly basis SAM will send the Agent an updated list of the security holdings in the Funds, so that the Agent can update its database and is aware of which proxies they will need to vote on behalf of the Funds. If needed, the Committee has access to these records.

SAM provides the Agent with these Procedures to use to analyze proxy statements on behalf of the Funds, and the Agent is instructed to vote those proxy statements on behalf of the Funds in accordance with these Procedures. After receiving proxy statements relating to securities held by the Funds, the Agent will review the proxy issue and vote them in accordance with these Procedures. When the Procedures state that a proxy issue will be decided on a

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case-by-case basis, the Agent will contact SAM. The Committee Chair, who may consult with the appropriate portfolio manager or analyst from the investment management department to the extent necessary, will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders and in accordance with the parameters described in these Procedures generally and specifically in the Proxy Voting Guidelines (the “Guidelines”) below.

If these Procedures do not address a particular proxy issue presented with respect to a Fund holding, the Agent will similarly contact SAM. The Committee chair will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders, and pursuant to the spirit of these Procedures. These Procedures may be updated to reflect the proxy issue, if appropriate. After a proxy has been voted, the Agent will create a record of the vote in order to help SAM comply with its duties listed under “Availability of Proxy Voting Records and Recordkeeping” below.

The Committee chair is responsible for overseeing the operations of the Agent in regards to Proxy voting for the Funds and will attempt to ensure that the Agent is voting proxies for the Funds pursuant to these Procedures. There may be times when SAM believes that the best interests of the Funds and their shareholders will be better served if SAM votes a proxy counter to the established proxy voting guidelines. In those cases, the Committee may review the research provided by the Agent on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information they have gathered to make a determination of how to vote on the issue in a manner which the Committee believes is consistent with these Procedures and in the best interests of the Funds and their shareholders. The Committee chair will notify the Agent how to vote in these instances.

SAM will attempt to process every vote for proxy statements which it or its Agent receives with respect to the Funds. However, there are situations in which SAM may not be able to process a proxy. For example, SAM may not be given enough time to process a vote because SAM or its Agent received a proxy statement in an untimely manner. SAM will make every effort to avoid a situation where it is unable to vote a proxy.

Company Management Recommendations

When determining whether to invest in a particular company for the Funds, one of the factors SAM may consider is the quality and depth of the company’s management. As a result, SAM believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, SAM votes are cast in accordance with the recommendations of the company’s management. However, SAM will normally vote shares held in the Funds against management’s position when it runs counter to the Guidelines, and SAM will also vote shares held in the Funds against management’s recommendation when such position is not in the best interests of the Funds and their shareholders.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of SAM will not be influenced by outside sources who have interests which conflict with the interests of the Funds when voting proxies for the Funds. However, in order to ensure that SAM votes proxies on securities held in the Funds in the best interests of the Funds and their shareholders, SAM has established the systems described below to properly deal with a material conflict of interest.

Almost all proxies that SAM receives on behalf of the Funds are voted by the Agent in accordance with these Procedures. As stated above, these Procedures are reviewed and approved by the Committee during the fourth quarter of the calendar year and at other necessary times, and the Procedures are then utilized by the Agent going forward to vote proxies on behalf of the Funds. The Committee approves these Procedures only after it has determined that these Procedures are designed to help SAM vote proxies on behalf of the Funds in a manner consistent with the goal of voting in the best interests of the Funds and their shareholders. Because the majority of Fund proxies are voted by the Agent pursuant to the pre-determined Procedures, SAM usually makes no actual determination of how to vote a particular proxy, and therefore, in these cases the proxy votes made on behalf of the Funds do not present a conflict of interest for SAM.

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In the limited instances where SAM is considering voting a proxy contrary to the established proxy voting Guidelines, or if there are no guidelines, or if the matter is to be determined on a case-by-case basis the Committee chair will first assess the issue to see if he or she is aware of any possible conflict of interest involving SAM or an affiliated person of SAM. If there is no perceived conflict of interest, the Committee chair will then vote the proxy according to the process described in “Procedure for Voting Proxies” above. If the Committee chair has actual knowledge of a potential conflict of interest, the vote will be delegated to the Agent to vote in accordance with its general recommendations to its clients who seek its general recommendation on that vote.

Availability of Proxy Voting Information and Recordkeeping

SAM will also retain extensive records regarding proxy voting on behalf of the Funds. SAM will keep records of the following items: (i) these Procedures; (ii) proxy statements received regarding Funds’ securities (via hard copies held by the Agent or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of the Funds (via the Agent); and (iv) records of any Fund shareholder’s written request for information on how SAM voted proxies for a Fund, and any written response by SAM to an oral or written shareholder request for information on how SAM voted proxies for the Funds. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of SAM.

Proxy Voting Guidelines

The following Guidelines give a general indication as to how SAM will vote shares held by the Funds. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the Funds and their shareholders and should facilitate the goal of maximizing the value of the Funds’ investments. Although SAM will usually vote proxies in accordance with these Guidelines, SAM reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, SAM determines that the best interests of the Funds and their shareholders would be served by such a vote. Moreover, the list of Guidelines below is not exhaustive and does not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, SAM will vote shares held by the Funds on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the Funds and their shareholders.

Proxy Voting Guidelines

SAM is committed to the financial interests of the Funds and their shareholders, which includes, with respect to the Funds, the responsibility of encouraging socially and environmentally responsible behavior at the companies in which the Funds invest. To achieve those goals, SAM votes proxies on behalf of the Funds according to the following Guidelines. In certain cases SAM may deviate from these Guidelines as a company’s particular situation demands.

Diversity

On behalf of the Funds and their shareholders, SAM supports initiatives to increase diversity on boards of directors and among upper management. Reasons to support these initiatives include the findings of a 2004 study of 353 Fortune 500 companies by Catalyst, which found that companies with the most diversity among senior company leadership significantly outperformed companies with little diversity in senior positions. According to data analyzed by Catalyst, companies with the most diversity had 35% higher return on equity and 34% higher total shareholder return than companies with little diversity. 1998 study by Hillman, Harris, Cannella and Bellinger, which found that S&P 500 companies with diversity had better shareholder returns with decreased risk to shareholders. The study also showed that companies with the most women and minority directors produced returns averaging 21% higher than companies with no diversity. Companies with higher levels of diversity allow them to better reflect and respond to a diverse customer base. Diversity at the top sends a clear signal to employees that the issue is of importance to the company; a move that coincides with improved employee morale and reduced turnover. Therefore, with respect to proxies on shares held in the Funds,

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•	SAM will SUPPORT proposals asking the board to include more women and minorities on the board of directors.

•
SAM will SUPPORT proposals asking management to report on the company’s affirmative action policies, including the release of EEO-1 forms and statistical documentation of diversity at various positions in the company.

Equality Principles

•
When voting proxies on shares held in the Funds, SAM will SUPPORT proposals that ask management to adopt a sexual orientation non-discrimination policy. When so voting, SAM will also support initiatives to provide spousal benefits to domestic partners regardless of sexual orientation, and to promote diversity and tolerance through company sponsored programs.

Animal Testing

SAM does not invest, on behalf of the Funds, in companies that conduct animal testing when not required by law. However, companies in which the Funds invest may have conducted animal testing in the past or are required to by law. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals asking companies to phase out or stop animal testing when not required by law.

•	SAM will SUPPORT proposals asking management to develop animal welfare standards and report on those initiatives to shareholders.

Environment

CERES & Global Reporting Initiative (GRI)

The Coalition for Environmentally Responsible Economies (CERES) was formed in 1999 in response to the Exxon Valdez tanker spill in Alaska. The Coalition created a set of principles designed to serve as a guide for environmental stewardship. By endorsing the principles, a company commits itself to:

•	Work towards a sustainable business model that conserves energy and natural resources and promotes environmental restoration;

•	Clearly define goals and measures of progress;

•	Report to the public the progress towards those goals in a CERES Report format.

The Global Reporting Initiative (GRI) is a multi-stakeholder process and independent institution whose mission is to develop and disseminate globally applicable Sustainability Reporting Guidelines. These guidelines are for voluntary use by organizations for reporting on the economic, environmental, and social dimensions of their activities, products, and services. Investors, companies and stakeholders use this information to measure performance, benchmark against peers and evaluate risks. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals asking management to endorse the CERES Principles.

•	SAM will SUPPORT proposals asking management to issue a sustainability reporting using the Global Reporting Initiative (GRI) guidelines.

Emissions of Pollutants

With respect to proxies on shares held in the Funds,

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•	SAM will SUPPORT proposals that ask management to control reduce or minimize emissions of pollutants into the air, water and soil.

•	SAM will SUPPORT proposals that ask management to review alternative energy resources, such as solar or wind power.

Safer Chemicals and Substitution Policies

Companies face increased risks of market exclusion, damage to their reputations, interrupted supply chains and costly litigation due to rising public awareness and concern about the safety of toxic chemicals in consumer products. Companies have responded to the concerns of governments, shareholders and consumers in recent years by halting the sale and production of products containing mercury, polyvinylchloride (PVC) and other toxic chemicals. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals that ask companies to phase out specific toxic chemicals where safe alternatives are available, report on their progress in doing so or on the feasibility of doing so.

•	SAM will SUPPORT proposals that ask companies to reformulate products globally to meet the most stringent national or regional standards for toxic chemicals applicable to those products.

Hazards at Facilities

Companies have a responsibility to inform members in the community about potential environmental health or safety risks posed by substances used at company facilities. Shareholders have asked companies to provide this information in a report to the community. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals that ask companies to report on hazards posed by manufacturing facilities.

Take Action on Climate Change

Over the past one hundred years, the atmospheric concentration of carbon dioxide increased from 280 parts per million to 365 parts per million. Scientists expect that number to increase to 560 parts per million in the next 50 years, with the effect of bigger more severe storms, more frequent droughts and increased smog and other natural disasters. Signatories of the Kyoto Protocol in 1997 agreed to reduce carbon dioxide to 7% below 1990 levels. Since 1997, many companies have been asked to report or take action on climate change as proposed in the Kyoto agreement. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals that ask management to report or take action on climate change.

Genetically Engineered Products

There is growing concern that genetically engineered products may pose serious health risks to humans, animals and the environment. Many investors are concerned that adverse effects on people or the environment by these genetically engineered products may produce significant liabilities for a company. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals asking management to label, or restrict or phase out sales of genetically engineered products.

•
SAM will SUPPORT initiatives asking companies to report on the financial risks of production and consumption of genetically engineered products, or the risks of halting or restricting their production.

Human Rights

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In efforts to reduce product costs, many companies make or import their products from factories in low-wage, developing countries that either do not have rigorous comprehensive labor or environmental codes or do not enforce them. As a result, numerous reports have surfaced about deplorable working conditions, also known as “sweatshops.” Many organizations have asked companies to adopt codes of conduct to address this issue, and hire independent monitoring groups to ensure the implementation of those codes at both company and sub-contractor factories. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals that ask management to report on global company or contractor labor standards.

•	SAM will SUPPORT proposals asking management to adopt codes of conduct based on International Labor Organization (ILO) core labor conventions or other labor standards.

•	SAM will SUPPORT proposals that ask management to use independent third party monitoring to ensure compliance with International Labor Organization (ILO) standards.

Operations in Mexico

In 1965, the Mexican government created the maquiladora program to combat high unemployment in northern Mexico. U.S. companies have moved many manufacturing operations to the area to lower their costs, which has been beneficial for many Mexicans and Americans in the form of jobs and affordable goods. However, critics say the development has come at the cost of worker safety, environmental pollution and low wages. Therefore, with respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals that ask management to report on or review operations in Mexico, or adopt labor standards for operations in Mexico.

Operations in Burma

The SPCD, the ruling military government in Burma (also known as Myanmar), has been accused of gross human rights violations in the deaths of over 10,000 civilians following political unrest. International human rights groups have also found evidence of extra-judicial killings, rape and use of forced labor in enforcing a cease fire between various ethnic groups. The international community has heeded the call by the National Coalition Government of the Union of Burma, a government-in-exile, for economic sanctions against the country and the ruling military regime.

Although SAM will usually avoid investing, on behalf of the Funds, in companies with operations in Burma, there may be exceptions for humanitarian products and services, such as food and medicines. We will follow these guidelines for proposals related to Burma, with respect to proxies on shares held in the Funds:

•	SAM will SUPPORT proposals asking the company to cut financial or business ties to the ruling military regime. We will also support resolutions that ask management to suspend all operations in Burma.

•	SAM will SUPPORT proposals that ask management to report on operations in Burma.

•	SAM will SUPPORT proposals that ask management to use no contractors in or source products from Burma.

China

As an emerging economic power, China manufactures many products for companies in nations around the world. Human rights groups are concerned about working conditions in China, including the possible use of forced or slave labor to produce goods. The Chinese government says prisons are designed to maintain social order and produce goods for the economy, but the goods in those prisons are not exported outside of China. With respect to proxies on shares held in the Funds,

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•	SAM will SUPPORT proposals that ask management to certify that company operations in China are conducted free of forced or slave labor.

•	SAM will SUPPORT proposals asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

Tobacco

SAM does not invest, on behalf of the Funds, in companies that are involved in the production of tobacco, but this does not include media companies that may accept advertising revenue from tobacco companies. The promotion of tobacco products, particularly when they are targeted at children, may be counter to the best interests of the Funds and their shareholders. Additionally, second-hand smoke can pose health risks in the work environment. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals to sever the company’s links to the tobacco industry.

•	SAM will SUPPORT proposals asking companies to report on or adopt ethical criteria for accepting tobacco advertising.

•	SAM will SUPPORT proposals asking companies to adopt no-smoking policies for facilities or places of business.

Non-Partisanship and Political Contributions

In recent years, companies have faced scrutiny and criticism for political contributions to major political parties and candidates. There is a perception that companies consistently making large contributions are buying influence and unduly affecting the democratic process. With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals asking companies to affirm political non-partisanship.

•	SAM will SUPPORT proposals that ask companies to increase disclosure of political or political action committee contributions.

•
SAM will SUPPORT proposals asking companies to disclose their policies and history of soft dollar contributions. However, SAM will oppose such proposals if the company contributed $20,000 or less during the most recent federal election cycle.

Board of Directors

Boards may be most effective when they include people from diverse backgrounds who are independent from management. This is the most effective way for the board to represent shareholders’ interests. When voting proxies on shares held by the Funds, SAM defines directors as independent when the following criteria are met:

1.	Director is not a current or former employee of the company.

2.	Director is not an employee of a significant supplier or customer of the company.

3.	Director is not in an interlocking relationship, where an executive sits on the board of another company that employs the first director.

4.	Director is not a member of an entity that is one of the company’s paid consultants or advisors.

5.	Director does not have a personal contract with the company or one of its affiliates or subsidiaries.

6.	Director does not have any other personal, professional or financial relationship with any executives of the company that would impair the objectivity of the board member’s independent judgment.

SAM votes shares held by the Funds in the election of directors according to the following guidelines to encourage accountability, independence and diversity on the board of directors of a company:
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•	SAM will normally WITHHOLD votes from a slate of board nominees if the slate does not include any women or minorities.

•
SAM will WITHHOLD votes from all directors if less then 50% of directors are independent. Similarly, we withhold votes from all directors if less than 100% of each committee’s membership is composed of independent directors. SAM considers the audit, compensation and nominating committees to be key committees.

•
SAM will WITHHOLD votes from members of the audit committee if non-audit fees to the company independent accountant exceed 25% of aggregate fees. We believe that the objectivity and independence of the auditor is compromised when a large percentage of fees are obtained from non-audit services.

•	SAM will WITHHOLD votes from all director nominees if the company does not ask for shareholder approval of the company’s auditor.

•
SAM will WITHHOLD votes from individual directors if they attend less than 75% of board and committee meetings. We believe each director should devote the time necessary to effectively perform his or her duties as a director.

•
SAM will WITHHOLD votes from individual directors if they are retired from active employment and serve on the boards of five (5) or more companies, or if they are actively employed and serve on the boards of two (2) or more companies.

•
SAM will WITHHOLD votes from all directors if the board has a classified structure. Classified, or staggered, boards have members who are usually elected every three years with one third of the directors standing for election each year.

Board of Directors – Related Proposals

With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT proposals to increase diversity and allow union and employee board representation.

•
SAM will SUPPORT proposals to remove classified boards and OPPOSE proposals to instate them. Classified boards can present an impediment to free market control, as it may serve as a form of anti-takeover defense. SAM believes the annual election of directors make them more accountable to shareholders.

•
SAM will generally SUPPORT proposals to separate the positions of Chairperson and Chief Executive Officer. Similarly, SAM will generally SUPPORT proposals asking the Chair to be an independent director.

•	SAM will SUPPORT proposals seeking to increase board independence and committee independence directors on the board and on each committee.

•
SAM will SUPPORT proposals that seek to limit director liability. Recent trends indicate a rise in the number of suits filed against company executives. While directors should be held accountable for their actions, they should be protected from decisions made in good faith.

•	SAM will OPPOSE proposals requiring minimum stock ownership if 1,000 more shares or more are required of each director.
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•
SAM will generally SUPPORT proposals seeking to institute cumulative voting in the election of directors. The idea of cumulative voting is to provide minority shareholders with a greater chance of having a representative on the board of directors.

•
SAM will generally SUPPORT proposal requiring that director nominees receive at least 50% of the vote to be elected to the board of directors. Since many corporate board elections are uncontested, a vote of less than 50% shows a significant lack of shareholder confidence in the nominee.

Auditors
With respect to proxies on shares held in the Funds,

•	SAM will OPPOSE the approval or ratification of the auditor if 25% or more of the aggregate fees are for non-audit services.

•
SAM will examine the fees paid to the independent auditor, as disclosed in the company proxy statement, to determine the ratio of non-audit fees to the aggregate fees. The objectivity and independence of the auditor may be compromised when a large percentage of fees are obtained from non-audit services.

Ownership and Corporate Defenses

On occasion, shareholders are asked to increase or decrease the number of shares authorized for issuance. SAM is mindful of the effects of these actions, and the rationale of the management for instituting the changes. The authorization of more shares presents management with potential takeover defenses, such as issuing stock to parties friendly to management. Therefore, with respect to proxies on shares held in the Funds,

•	SAM will OPPOSE management proposals to increase authorized common stock if the proposed increase is not intended to effect a merger, stock split, re-capitalization or other reorganization.

•	SAM will consider proposals to approve common stock, preferred stock or stock warrant issues on a case-by-case basis.

•
SAM will OPPOSE management proposals to authorize or increase blank check preferred stock, when the board asks for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval.

•	SAM will OPPOSE management proposals to eliminate preemptive rights.

Corporate Restructuring

SAM looks at all mergers and other corporate actions on a case-by-case basis. With respect to proxies on shares held in the Funds, SAM evaluates mergers by looking at the financial impact on the Funds and at the social implications to stakeholders.

Corporate Takeover Defenses

Greenmail provisions are designed to thwart hostile takeover attempts. The company being targeted for takeover, in an effort to maintain control, offers a premium on shares owned by the hostile potential buyers. SAM believes this practice is not fair to shareholders, as one party receives a premium not available to other shareholders. Anti-greenmail provisions in corporate charters act to discourage firms from raiding and bullying a company in hopes of obtaining a short-term gain.

• SAM will SUPPORT anti-greenmail provisions, and OPPOSE the payment of greenmail.
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Shareholder rights plans, commonly known as “Poison Pills” are one of the most popular types of corporate defense mechanisms. Shareholders are given rights to purchase shares at a deep discount in certain circumstances, such as when a hostile third party buys a certain percentage of the company’s outstanding stock. When that percentage is achieved, the plan is triggered and shareholders are able to buy stock at a discount price. The practice effectively kills the takeover bid, as the voting power of the hostile party is diluted. Critics say these poison pill plans give directors strong powers to reject offers or discourage them altogether, which may not be in the best interest of shareholders. Therefore, with respect to proxies on shares held in the Funds,

•	SAM will SUPPORT resolutions to redeem shareholder rights plans.

•	SAM will OPPOSE the adoption of a shareholder rights plan.

Shareholder Issues

With respect to proxies on shares held in the Funds,

•	SAM will SUPPORT shareholders’ rights to call a special meeting, act by written consent and maintain the right to have in-person annual meetings.

•	SAM will SUPPORT proposals that ask management to rotate the annual meeting location, as a means of providing greater shareholder access to the company.

•
SAM will SUPPORT proposals to eliminate super-majority vote requirements to approve mergers, and OPPOSE proposals to establish super-majority vote requirements for mergers. SAM will support proposals to eliminate super-majority vote requirements (lock-in) to change bylaw or charter provisions. Conversely, SAM will OPPOSE proposals to establish those super- majority requirements.

•	SAM will SUPPORT proposals asking the company to consider factors other that the interests of the shareholders in assessing a merger or takeover bid.

Executive Compensation

A properly planned and executed compensation program can have the effect of providing incentive to employees and executives critical to the long-term health of the company. Such a properly implemented program will also align the goals and reward of employees with those of stockholders. A comprehensive and well-designed compensation program of stock, salary and bonus components that is clearly understood by all parties can effectively achieve that goal.

Mindful that such compensation should not harm shareholders while enriching executives and employees, SAM follows the following guidelines on the various forms of compensation, in voting shares held in the Funds:

•
SAM will OPPOSE the approval of the stock option, stock award and stock purchase plans if the overall dilution of all company plans on outstanding shares is greater that 10%. Additionally, SAM will OPPOSE a plan if it has an automatic replenishment feature to add a specified number of percentage of shares for an award each year.

•
SAM will OPPOSE the approval of stock option, stock award and stock purchase plans if the plans grant the administering committee the authority to reprice or replace underwater options to grant reload options, or to accelerate the vesting requirements of outstanding options. SAM will also OPPOSE stock option plans with minimum vesting requirements of less than two years.

•	SAM will OPPOSE the approval of a stock option plan if the options are prices at less than 100% of fair market value of the underlying shares on the date of the grant.
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•
In general, SAM will OPPOSE shareholders proposals that seek to limit executive compensation to an absolute dollar amount. SAM will evaluate other shareholder proposals that see to limit executive compensation on a case by case basis.

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Part C

Other Information

Item 23. Exhibits

(a)(1)  Articles of Amendment and Restatement effective January 24, 2006 (8)

(a)(2)  Articles of Correction effective March 15, 2006 (7)

(a)(3)  Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7)

(a)(4)  Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)

(a)(5)  Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)

(a)(6)  Certificate of Correction effective May 24, 2006 (9)

(a)(7)  Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) (9)

(a)(8)  Article Supplementary (eliminating the New York Tax-Free and Tax-Free Income Funds) effective March 30, 2007 (11)

(a)(9)  Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 30, 2007 (12)

(a)(10)  Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 30, 2007 (12)

(a)(11)  Articles Supplementary (adding the Mid Cap Value Fund) effective March 30, 2007 (12)

(a)(13) Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) (15)

(a)(14) Articles Supplementary (adding Small/Mid Cap Fund) (15)

(a)(15) Certificate of Correction effective July 23, 2007(I shares) (15)

(a)(16) Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (15)

(a)(17) Articles Supplementary (adding Sentinel Responsible Investing (SRI) Core Opportunities & Sentinel Responsible Investing (SRI) Emerging Companies)

(b)(1)  Amended and Restated By-Laws of the Registrant (8)

(c)(1)  Form of Share Certificate (5)

(c)(2)  New Form of Share Certificate (5)

 (d)(1) Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated as of August 15, 2007 (15)

 (d)(2) Amended and Restated Investment Advisory Agreement between the Registrant and Sentinel Advisors Company dated as of August 15, 2007 (High Yield Bond Fund) (15)

 (d)(3) Amended and Restated Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of August 15, 2007 (Conservative Allocation Fund) (15)

 (d)(4)  Investment Sub-Advisory Agreement between Sentinel Asset Management, Inc. and GLOBALT, Inc. dated as of May 4, 2007 (13)

(d)(5)  Investment Sub-Advisory Agreement between Sentinel Asset Management, Inc. and Steinberg Asset Management, LLC dated as of May 4, 2007 (13)

 (e)(1)  Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (2)

(e)(2)  Form of Dealer Agreement as supplemented through May 4, 2007 (14)

(f)(1)  Registrant has provided health care and insurance benefits to certain retirees

(f)(2)  National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (12)

(f)(3)  National Life Insurance Company Pension Plan (Chief Compliance Officer) (12)

(f)(4)  National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (12)

(g)(1)  Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective October 1, 2000 (3)

(g)(2)  Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 2004 (12)

(h)(1) Administration Agreement between Registrant and Sentinel Administrative Services, Inc. dated June 7, 2007 (14)

(h)(2) Transfer and Dividend Disbursing Agent Agreement between Registrant and Sentinel Administrative Services, Inc. dated June 7, 2007 (14)

(h)(4)  Fee Agreement (Common Stock Fund) (10)

(h)(5)  Fee Agreement (Capital Growth and Growth Leaders Funds) (6)

(h)(6)  Form of Fee Agreement (Sentinel Responsible Investing (SRI) Core Opportunities Fund and (Sentinel Responsible Investing (SRI) Emerging Companies Fund

(i)  Opinion and Consent of Counsel with respect to Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund*

 (j)  Consent of the independent registered public accounting firm

(k)  Not applicable.

(l) None.

(m)(1)   Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(m)(2)   Sentinel Short Maturity Government Fund Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (14)

(m)(3)   Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(m)(4)   Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(m)(5)   Class D Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(m)(6)   Class S Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)

(n) Amended plan pursuant to Rule 18f-3 under the 1940 Act

(o)    Reserved.

(p)(1)   Code of Ethics of the Registrant, as amended through December 8, 2005 (4)

(p)(2)   Code of Ethics of Advisor, as amended through January 31, 2005 (4)

(p)(3)   Code of Ethics of Distributor as amended through December 19, 2005 (4)

(p)(4) Code of Ethics of Subadvisor (GLOBALT) (15)

(p)(5) Code of Ethics of Subadvisor (Steinberg Asset Management) (15)

(p)(6)   Senior Officer Code of Ethics, as amended through August 15, 2003 (7)

(q)    Power of Attorney   (14)

(1) Incorporated by reference to the Post-Effective Amendment No 77 to the Registration Statement filed on Form N-1A on March 28, 1997

(2) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on Form N-1A on December 19, 2005.

(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.

(6) Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on Form N-1A on January 23, 2006.

(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.

(8) Incorporated by reference to Post Effective Amendment no. 109 to the Registration Statement filed Form N-1A on March 30, 2006.

(9) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed Form N-1A on June 1, 2006.

(10) Incorporated by reference to Post Effective Amendment No. 111 to the Registration Statement filed on Form N-1A on December 15, 2006.

(11) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.

(12) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.

(13)Incorporated  by reference to Post Effective Amendment No. 114 to the Registration Statement filed on Form N-1A May 4, 2007

 (14) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007

(15) Incorporated by reference to the Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007

* To be filed by Post Effective Amendment

Item 24. Persons Controlled by or under Common Control With The Registrant

     None.

Item 25. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (b) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an “Indemnification Agreement”) to indemnify, and advance expenses to, each “Disinterested Director” (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Information on each investment advisor is incorporated by reference to the Prospectus and Statement of Additional Information included in this Registration Statement.

Item 27. Principal Underwriters
(a) Not applicable.

(b) As to each officer of SFSC:

Name and Principal Business Address*	Positions and Offices with SFSC	Positions and Offices with Registrant

Christian W. Thwaites	Chief Executive Officer	President and Chief Executive Officer
Clara Sierra	Executive Vice President,	None
Director of Dealer Relations
James Cronin	President	None
Bruce Hoffmann	Senior Vice President	None
Michael D. Dellipriscoli	Senior Vice President	None
& Chief Financial Officer
Stephen Greenhut	Senior Vice President, Director	None
of Investment Strategy

Robert E. Cotton	Treasurer	None
Peter F. Hebert	Vice President –	None
Retirement Services
Philip G. Partridge, Jr	Vice President – Finance	None
Gregory D. Teese	Vice President - Compliance &	None
Chief Compliance Officer
Todd M. Wallace	Vice President – National Sales Desk	None
Lee Madden	Assistant Vice President –	None
Investment Strategy Group
Ian A. McKenny	Counsel	None
James K. McQueston	Secretary	None
Kathy M. Trussell	Assistant Secretary	None
Alfred J. Warburton	Tax Officer	None

The principal business address of all such persons is One National Life Drive, Montpelier, Vermont 05604.

(c) Not applicable.

Item 28. Location of Accounts and Records

The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

(a)     Sentinel Administrative Services, Inc.
  One National Life Drive
  Montpelier, Vermont 05604

  Rule 31a-1(a)

  Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
  Rule 31a-2(a)(b)(c)(f)

(b)  Sentinel Asset Management, Inc.
  One National Life Drive
  Montpelier, Vermont 05604
  Rule 31a-1(a)(9)(10), (11)

  Rule 31a-1(d)
  Rule 31a-2(a)(c)(f)

(c)  Sentinel Financial Services Company
  One National Life Drive
  Montpelier, Vermont 05604

  Rule 31a-1(d)
  Rule 31a-2(c)

(d)  National Life Insurance Company
  National Life Drive-Records Center
  Montpelier, VT 05604

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Pursuant to the requirements of Form N-1A, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting regarding the legality of the securities being registered, stating whether the securities will, when sold, be legally issued, fully paid, and nonassessable within a reasonable time after receipt of such opinion and prior to the public offering of the securities discussed in this post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 13th day of November, 2007.

SENTINEL GROUP FUNDS, INC. (Registrant)

By:	/s/ Christian W. Thwaites

Christian W. Thwaites
President & Chief Executive Officer

Signature	Title	Date

/s/ Christian W. Thwaites

Christian W. Thwaites	Director, President & Chief Executive Officer	November 13, 2007
(Principal Executive Officer)

/s/ Thomas P. Malone		November 13, 2007

Thomas P. Malone	Vice President and Treasurer
(Principal Financial and Accounting Officer)

/s/ Thomas H. MacLeay

Thomas H. MacLeay	Chair (Director)	November 13, 2007

John D. Feerick*	Director	November 13, 2007

Keniston P. Merrill*	Director	November 13, 2007

Deborah G. Miller*	Director	November 13, 2007

John Raisian*	Director	November 13, 2007

Nancy L. Rose*	Director	November 13, 2007

Richard H. Showalter, Jr.*	Director	November 13, 2007

Susan M. Sterne*	Director	November 13, 2007

Angela E. Vallot*	Director	November 13, 2007

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

/s/ Thomas H. MacLeay

Thomas H. MacLeay

Exhibits

(a)(17) Articles Supplementary (adding Sentinel Responsible Investment (SRI) Core Opportunities & Sentinel Responsible Investing (SRI) Emerging Companies)

(h)(6)  Form of Fee Agreement (Sentinel Responsible Investing (SRI) Core Opportunities Fund and (Sentinel Responsible Investing (SRI) Emerging Companies Fund

(j)  Consent of the independent registered public accounting firm

(n) Amended plan pursuant to Rule 18f-3 under the 1940 Act